                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

            Investment Company Act file number 811-09303 & 811-09923

             KINETICS MUTUAL FUNDS, INC. & KINETICS PORTFOLIOS TRUST

                             1311 MAMARONECK AVENUE
                             WHITE PLAINS, NY 10605
               (Address of principal executive offices) (Zip code)

                         U.S. BANCORP FUND SERVICES, LLC
                            615 EAST MICHIGAN STREET
                               MILWAUKEE, WI 53202
                     (Name and address of agent for service)

                                 (800) 930-3828
               Registrant's telephone number, including area code


Date of fiscal year end: DECEMBER 31, 2004

Date of reporting period: JUNE 30, 2004


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

                         JUNE 30, 2004 WWW.KINETICSFUNDS.COM



                         SEMI-ANNUAL REPORT



                         The INTERNET Fund



                         The Internet EMERGING GROWTH Fund



                         The PARADIGM Fund



                         The MEDICAL Fund



                         The SMALL CAP OPPORTUNITIES Fund



                         The KINETICS GOVERNMENT MONEY MARKET Fund



                          EACH A SERIES OF KINETICS MUTUAL FUNDS, INC.

[KINETICS MUTUAL FUNDS, INC. LOGO]

 KINETICS MUTUAL FUNDS, INC.
 TABLE OF CONTENTS
 June 30, 2004

                                                              PAGE
                                                              ----
Shareholders' Letter........................................    2
Market Commentary...........................................    5
KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
  Statement of Assets & Liabilities.........................    9
  Statement of Operations...................................   12
  Statements of Changes in Net Assets.......................   16
  Notes to Financial Statements.............................   23
  Financial Highlights......................................   34
KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
  Portfolio of Investments The Internet Portfolio...........   47
  Portfolio of Investments The Internet Emerging Growth
     Portfolio..............................................   52
  Portfolio of Investments The Paradigm Portfolio...........   56
  Portfolio of Investments The Medical Portfolio............   63
  Portfolio of Investments The Small Cap Opportunities
     Portfolio..............................................   68
  Portfolio of Investments The Kinetics Government Money
     Market Portfolio.......................................   73
  Portfolio of Options Written The Internet Portfolio.......   74
  Portfolio of Options Written The Medical Portfolio........   75
  Statement of Assets & Liabilities.........................   76
  Statement of Operations...................................   79
  Statements of Changes in Net Assets.......................   82
  Notes to Financial Statements.............................   86

 KINETICS MUTUAL FUNDS, INC.
 SHAREHOLDERS' LETTER

     Dear Shareholders,

     We are pleased to present the Kinetics Mutual Funds semi-annual report for the period ended June 30, 2004, and wish to thank you for the confidence you have placed in us. We will always endeavor to reward you for what we believe to be your well-placed trust.

     The most notable feature of the first half of 2004 was the lackluster or negative investment returns across a spectrum of investment strategies. During the first six months of 2004, our Investor Class Funds posted the following returns: Internet Fund, (2.66%); Paradigm Fund, 2.08%; Small Cap Opportunities Fund, 3.08%; Medical Fund, 0.76%; and Emerging Internet Fund, 0.00%*. Our recent returns must seem anemic given the stellar year we had in 2003. As mentioned in the past, however, stock returns are not achieved in a linear fashion. Just as a good period does not portend more immediate good periods, a down or flat period does not portend more of the same. Of course, it does not preclude more of the same either, and there is much with which to be concerned in the capital markets today. Prime examples are the high valuations relative to the underlying business prospects for a great many companies. We recognize the environment in which we operate and believe we have structured our funds to achieve long-term success, while avoiding unnecessary or potentially catastrophic risks. Stocks are inherently volatile, and even great companies' stocks can fluctuate widely in any artificial or discrete time period. This volatility risk is not akin to financial risk and should be embraced and exploited to produce superior investment results.

     We continue to inform our shareholders through our website, www.kineticsfunds.com. The website provides an array of information, including recent portfolio holdings, investment commentary, newsflashes, performance data, and online access to account information.

     THE INTERNET FUND has produced satisfactory long-term returns, albeit lumpy, by investing in the evolution of Internet-related technology. This Fund is sector specific and should represent only a small component of one's equity exposure.

     THE MEDICAL FUND provides an investment in scientific discovery within the promising field of medical research, particularly in the development of cancer treatments and therapies. The Fund focuses on pharmaceutical/biotechnology companies and should be considered a sector fund.

     THE PARADIGM FUND focuses on companies that can achieve sustainable high returns on equity. This Fund has produced very positive returns over the last 4 1/2 years. The typical large cap stock index has posted substantially lower returns over the same time period. This Fund has the broadest mandate of our equity offerings and can represent a much larger exposure of one's equity holdings.

     THE INTERNET EMERGING GROWTH FUND focuses on early-life-cycle companies that are positioned on the edge of the curve in the evolution of Internet-related technology. This offering is a sector fund.

     THE SMALL CAP OPPORTUNITIES FUND focuses on undervalued and special situation small capitalization equities that have the potential for rewarding long-term investment results. This Fund has a broad mandate, but is limited as to market capitalization.

     THE KINETICS GOVERNMENT MONEY MARKET FUND is a short-term investment vehicle that serves to complement our equity product offerings.

   /s/ Peter B. Doyle
     Peter B. Doyle
     President
     Kinetics Mutual Funds, Inc.

     * Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-930-3828 to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 KINETICS MUTUAL FUNDS, INC.
 MARKET COMMENTARY

     Dear Shareholders,

     In our 2003 annual report, released earlier this year, we offered no market predictions for 2004, due to our acknowledged inability to predict short-term movements in the stock market. We have reassessed our abilities and still believe we are incapable of making worthwhile predictions regarding the short-term direction of the market. We did, however, caution, and still caution, that the typical stock was/is expensive based on historical valuation metrics. Perhaps, we should have also outlined, more specifically, how stock investment returns are achieved.

     Quite simply, stock returns are a function of the going-in dividend yield (which is known), the future earnings growth rate of the underlying company, and the expansion or contraction of valuation, which is dictated by investors, but largely driven by changes in interest rates. To quote Warren Buffett: "In economics, interest rates act as gravity behaves in the physical world. At all times, in all markets, in all parts of the world, the tiniest change in rates changes the value of every financial asset." The time value of money makes the future earnings of stocks worth much more in a low interest rate environment because your "opportunity cost" (what else you could do with your money) is much lower if interest rates are 4% than if interest rates are 10%. That is, in a low interest rate environment, your other opportunities are less desirable relative to the future earnings stream from stocks, and valuations tend to expand accordingly.

     While certainly not desired, the uninspiring returns for the first half of 2004 should not be a complete surprise to professional investors. This statement is not, as noted above, predicated on our investment acumen regarding the market direction, but, rather, on the relationship between financial assets and interest rates. Historically, valuation expansion as a result of declining interest rates has accounted for a very significant percentage of returns. Conversely, rising rates have typically muted equity investment results, despite substantially rising earnings. Such an environment was particularly evident during the 1970s, when corporate earnings growth was vigorous, but stock prices produced much more modest results.

     At the previous 1% Fed Funds rate, which was a negative inflation-adjusted interest rate, and a 46-year low, investors should have at least considered the possibility that a meaningful return component was no longer available to them. That is, while interest rates did not have to move higher, it was unlikely that they would decline further. (As of this writing, early August, the Federal Reserve has raised the Fed Funds Rate to 1.5% from 1%, where it was at the start of the year.) The past and present low interest rates may prove to be debilitating, as modest absolute increases require large mark-to-market write-downs of financial assets. An interest rate move from 1% to 2% is quite different from an interest rate move from 9% to 10%, although in an absolute sense the change is identical at 1%. At a minimum, investors should have given some consideration to the possibility of valuation contraction from rising interest rates.

     We did, and on balance our funds were and are positioned defensively, reflecting the possibility that the market might experience temporary contraction. This does not mean that we will post positive returns, although that remains a possibility in a number of our funds, but, rather, that we are likely to suffer much less than we otherwise would have in an unpleasant environment. This positioning is critical to investors since investment returns are asymmetrical, meaning that a decline in a portfolio is not offset by a gain of a similar magnitude. For example, a decline of 50% requires an offsetting gain of 100% to get back to the starting point.

     This Volatility Paradox reveals perhaps one of the only certainties in financial management - that a grievous loss almost certainly precludes the possibility of a large return. Kinetics' focus on asymmetrical return securities seeks to avoid such losses. We practice this strategy in all of our funds, but it has limitations in our sector funds.

     Our investment philosophy is predicated upon analyzing and assessing businesses and not short-term market performance, which is largely unknowable. From this standpoint, we believe our Funds offer attractive risk/reward characteristics for investors.

     We thank you for choosing our funds in your quest to achieve your financial goals.

   /s/ Peter B. Doyle
     Peter B. Doyle
     Chief Investment Strategist

     DISCLOSURE
     THIS MATERIAL IS INTENDED TO BE REVIEWED IN CONJUNCTION WITH A CURRENT PROSPECTUS, WHICH INCLUDES ALL FEES AND EXPENSES THAT APPLY TO A CONTINUED INVESTMENT PROGRAM, AS WELL AS INFORMATION REGARDING THE RISK FACTORS, POLICIES AND OBJECTIVES OF THE FUNDS. READ IT CAREFULLY BEFORE INVESTING.

     BECAUSE THE FUNDS [OTHER THAN THE PARADIGM FUND, THE SMALL CAP OPPORTUNITIES FUND AND THE KINETICS GOVERNMENT MONEY MARKET FUND] INVEST IN A SINGLE INDUSTRY OR GEOGRAPHIC REGION, THEIR SHARES ARE SUBJECT TO A HIGHER DEGREE OF RISK THAN FUNDS WITH A HIGHER LEVEL OF DIVERSIFICATION. INTERNET AND BIOTECHNOLOGY STOCKS ARE SUBJECT TO A RATE OF CHANGE IN TECHNOLOGY, OBSOLESCENCE AND COMPETITION WHICH IS GENERALLY HIGHER THAN THAT OF OTHER INDUSTRIES AND HAVE EXPERIENCED EXTREME PRICE AND VOLUME FLUCTUATIONS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE.

     BECAUSE SMALLER COMPANIES [FOR THE INTERNET EMERGING GROWTH FUND AND THE SMALL CAP OPPORTUNITIES FUND] OFTEN HAVE NARROWER MARKETS AND LIMITED FINANCIAL RESOURCES, THEY PRESENT MORE RISK THAN LARGER MORE WELL ESTABLISHED COMPANIES.

     AS NON-DIVERSIFIED [OTHER THAN THE KINETICS GOVERNMENT MONEY MARKET FUND] AND SINGLE INDUSTRY FUNDS, THE VALUE OF THEIR SHARES MAY FLUCTUATE MORE THAN SHARES INVESTED IN A BROADER RANGE OF INDUSTRIES AND COMPANIES.

     AN INVESTMENT IN THE KINETICS GOVERNMENT MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

     UNLIKE OTHER INVESTMENT COMPANIES THAT DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIOS OF SECURITIES, THE KINETICS MUTUAL FUNDS PURSUE THEIR INVESTMENT OBJECTIVES BY INVESTING ALL OF THEIR INVESTABLE ASSETS IN A CORRESPONDING PORTFOLIO SERIES OF KINETICS PORTFOLIOS TRUST.

     THE INFORMATION CONCERNING THE FUNDS INCLUDED IN THE SHAREHOLDER REPORT CONTAIN CERTAIN FORWARD-LOOKING STATEMENTS ABOUT THE FACTORS THAT MAY AFFECT THE PERFORMANCE OF THE FUNDS IN THE FUTURE. THESE STATEMENTS ARE BASED ON FUND MANAGEMENT'S PREDICTIONS AND EXPECTATIONS CONCERNING CERTAIN FUTURE EVENTS AND THEIR EXPECTED IMPACT ON THE FUNDS, SUCH AS PERFORMANCE OF THE ECONOMY AS A WHOLE AND OF SPECIFIC INDUSTRY SECTORS, CHANGES IN THE LEVELS OF INTEREST RATES, THE IMPACT OF DEVELOPING WORLD EVENTS, AND OTHER FACTORS THAT MAY INFLUENCE THE FUTURE PERFORMANCE OF THE FUNDS. MANAGEMENT BELIEVES THESE FORWARD-LOOKING STATEMENTS TO BE REASONABLE, ALTHOUGH THEY ARE INHERENTLY UNCERTAIN AND DIFFICULT TO PREDICT. ACTUAL EVENTS MAY CAUSE ADJUSTMENTS IN PORTFOLIO MANAGEMENT STRATEGIES FROM THOSE CURRENTLY EXPECTED TO BE EMPLOYED.

     DISTRIBUTOR: KINETICS FUNDS DISTRIBUTOR, INC. IS NOT AN AFFILIATE OF KINETICS MUTUAL FUNDS, INC. KINETICS FUNDS DISTRIBUTOR, INC. IS AN AFFILIATE OF KINETICS ASSET MANAGEMENT, INC., INVESTMENT ADVISER TO KINETICS MUTUAL FUNDS, INC.

     (C)JANUARY 1, 2004 -- KINETICS ASSET MANAGEMENT, INC.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF ASSETS & LIABILITIES
 June 30, 2004 (Unaudited)

                                                                    THE INTERNET
                                                   THE INTERNET    EMERGING GROWTH
                                                       FUND             FUND
----------------------------------------------------------------------------------
ASSETS:
  Investments in the Master Portfolios, at
    value*.......................................  $ 205,047,248    $  4,258,527
  Receivable from Adviser........................             --          22,468
  Receivable for Fund shares sold................      1,055,462          14,600
  Prepaid expenses and other assets..............         21,304             837
                                                   -------------    ------------
    Total assets.................................    206,124,014       4,296,432
                                                   -------------    ------------
LIABILITIES:
  Payable for Master Portfolio interest
    purchased....................................        883,555          13,678
  Payable to Directors...........................         10,766             218
  Payable for service fees.......................         41,754             864
  Payable for distribution fees..................          2,141              --
  Payable for Fund shares repurchased............        171,907             922
  Accrued expenses and other liabilities.........        478,345          16,156
                                                   -------------    ------------
    Total liabilities............................      1,588,468          31,838
                                                   -------------    ------------
    Net assets...................................  $ 204,535,546    $  4,264,594
                                                   =============    ============
NET ASSETS CONSIST OF:
  Paid in capital................................  $ 395,031,105    $ 15,278,213
  Accumulated net investment income (loss).......       (271,359)         14,439
  Accumulated net realized loss on investments,
    options and written option contracts.........   (188,176,560)    (11,678,371)
  Net unrealized appreciation (depreciation) on:
    Investments..................................     (2,253,227)        650,313
    Written option contracts.....................        205,587              --
                                                   -------------    ------------
    Net assets...................................  $ 204,535,546    $  4,264,594
                                                   =============    ============
CALCULATION OF NET ASSET VALUE PER SHARE --
  INVESTOR CLASS:
  Net assets.....................................  $ 201,598,005    $  4,264,594
  Shares outstanding.............................      8,884,363         995,259
  Net asset value per share (offering and
    redemption price)............................  $       22.69    $       4.28
                                                   =============    ============
CALCULATION OF NET ASSET VALUE PER SHARE --
  ADVISOR CLASS A:
  Net assets.....................................  $   2,937,541
  Shares outstanding.............................        131,823
  Net asset value per share......................  $       22.28
                                                   =============
  Offering price per share ($22.28 divided by
    .9425).......................................  $       23.64
                                                   =============

------------------
* Each Feeder Fund invests its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF ASSETS & LIABILITIES
 June 30, 2004 (Unaudited)

                                                                  THE
                                                               PARADIGM     THE MEDICAL
                                                                 FUND          FUND
---------------------------------------------------------------------------------------
ASSETS:
 Investments in the Master Portfolios, at value*............  $69,452,617   $21,960,970
 Receivable from Adviser....................................           --        19,890
 Receivable for Master Portfolio interest sold..............           --           656
 Receivable for Fund shares sold............................      372,499         6,052
 Prepaid expenses...........................................        9,585         7,703
                                                              -----------   -----------
   Total assets.............................................   69,834,701    21,995,271
                                                              -----------   -----------
LIABILITIES:
 Payable for Master Portfolio interest purchased............      277,627            --
 Payable to Directors.......................................        3,512         1,292
 Payable for service fees...................................       14,387         4,539
 Payable for distribution fees..............................        3,544           164
 Payable for Fund shares repurchased........................       94,872         6,708
 Accrued expenses and other liabilities.....................      106,400        56,609
                                                              -----------   -----------
   Total liabilities........................................      500,342        69,312
                                                              -----------   -----------
   Net assets...............................................  $69,334,359   $21,925,959
                                                              ===========   ===========
NET ASSETS CONSIST OF:
 Paid in capital............................................  $55,587,006   $25,113,617
 Accumulated net investment loss............................     (226,993)     (114,083)
 Accumulated net realized gain (loss) on investments,
   options and written option contracts.....................    4,292,043    (2,244,920)
 Net unrealized appreciation (depreciation) on:
   Investments..............................................    9,682,303      (874,340)
   Written option contracts.................................           --        45,685
                                                              -----------   -----------
   Net assets...............................................  $69,334,359   $21,925,959
                                                              ===========   ===========
CALCULATION OF NET ASSET VALUE PER SHARE -- INVESTOR CLASS:
 Net assets.................................................  $46,155,131   $21,237,161
 Shares outstanding.........................................    3,035,130     1,344,949
 Net asset value per share (offering and redemption
   price)...................................................  $     15.21   $     15.79
                                                              ===========   ===========
CALCULATION OF NET ASSET VALUE PER SHARE -- ADVISOR CLASS A:
 Net assets.................................................  $18,584,815   $   688,798
 Shares outstanding.........................................    1,230,369        44,266
 Net asset value per share..................................  $     15.11   $     15.56
                                                              ===========   ===========
 Offering price per share ($15.11 divided by .9425 and
   $15.56 divided by .9425, respectively)...................  $     16.03   $     16.51
                                                              ===========   ===========
CALCULATION OF NET ASSET VALUE PER SHARE -- ADVISOR CLASS C:
 Net assets.................................................  $ 4,594,413
 Shares outstanding.........................................      306,786
 Net asset value per share (offering and redemption
   price)...................................................  $     14.98
                                                              ===========

------------------
* Each Feeder Fund invests its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF ASSETS & LIABILITIES
 June 30, 2004 (Unaudited)

                                                                THE SMALL     THE KINETICS
                                                                   CAP         GOVERNMENT
                                                              OPPORTUNITIES      MONEY
                                                                  FUND        MARKET FUND
------------------------------------------------------------------------------------------
ASSETS:
 Investments in the Master Portfolios, at value*............   $20,581,157     $2,722,968
 Receivable from Adviser....................................           568         25,239
 Receivable for Fund shares sold............................       867,237             --
 Prepaid expenses...........................................        18,672         17,238
                                                               -----------     ----------
   Total assets.............................................    21,467,634      2,765,445
                                                               -----------     ----------
LIABILITIES:
 Payable for Master Portfolio Interest Purchased............       821,524             --
 Payable to Directors.......................................           773          1,451
 Payable for service fees...................................         3,727            800
 Payable for distribution fees..............................           442             --
 Payable for Fund shares repurchased........................        45,713             --
 Accrued expenses and other liabilities.....................        30,757         27,954
                                                               -----------     ----------
   Total liabilities........................................       902,936         30,205
                                                               -----------     ----------
   Net assets...............................................   $20,564,698     $2,735,240
                                                               ===========     ==========
NET ASSETS CONSIST OF:
 Paid in capital............................................   $14,053,243     $2,735,240
 Accumulated net investment income..........................       232,287             --
 Accumulated net realized gain on investments, options and
   written option contracts.................................     1,907,680             --
 Net unrealized appreciation on:
   Investments..............................................     4,371,488             --
   Written option contracts.................................            --             --
                                                               -----------     ----------
   Net assets...............................................   $20,564,698     $2,735,240
                                                               ===========     ==========
CALCULATION OF NET ASSET VALUE PER SHARE -- INVESTOR CLASS:
 Net assets.................................................   $18,275,021     $2,735,240
 Shares outstanding.........................................     1,071,406      2,735,240
 Net asset value per share (offering and redemption
   price)...................................................   $     17.06     $     1.00
                                                               ===========     ==========
CALCULATION OF NET ASSET VALUE PER SHARE -- ADVISOR CLASS A:
 Net assets.................................................   $ 2,289,677
 Shares outstanding.........................................       134,744
 Net asset value per share..................................   $     16.99
                                                               ===========
 Offering price per share ($16.99 divided by .9425).........   $     18.03
                                                               ===========

------------------
* Each Feeder Fund invests its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF OPERATIONS
 Six Months Ended June 30, 2004 (Unaudited)

                                                                             THE INTERNET
                                                              THE INTERNET     EMERGING
                                                                  FUND       GROWTH FUND
-----------------------------------------------------------------------------------------
INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIOS:
  Dividends+................................................  $  1,351,556     $ 60,344
  Interest..................................................     1,289,435       27,736
  Income from securities lending............................        63,109          509
                                                              ------------     --------
      Total investment income...............................     2,704,100       88,589
                                                              ------------     --------
EXPENSES:
  Expenses allocated from Master Portfolios.................     1,559,442       35,348
  Shareholder servicing fees and expenses...................       723,352       22,955
  Administration fees.......................................        96,179        1,917
  Reports to shareholders...................................       106,120        3,039
  Registration fees.........................................        24,206       17,108
  Professional fees.........................................        43,222        2,745
  Directors' fees and expenses..............................        20,505          482
  Fund accounting fees......................................         5,161           --
  Distribution fees -- Advisor Class A......................         1,349           --
  Other expenses............................................        11,102          182
                                                              ------------     --------
      Total expenses........................................     2,590,638       83,776
  Less, expense reimbursement and waiver....................            --      (22,468)
                                                              ------------     --------
      Net expenses..........................................     2,590,638       61,308
                                                              ------------     --------
      Net investment income.................................       113,462       27,281
                                                              ------------     --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED
  FROM MASTER PORTFOLIOS:
  Net realized gain (loss) on:
      Investments and foreign currency......................    22,465,468      (59,147)
      Written option contracts expired or closed............        19,359           --
  Net change in unrealized appreciation (depreciation) of:
      Investments and foreign currency......................   (28,678,166)      15,593
      Written option contracts..............................        38,255           --
                                                              ------------     --------
      Net loss on investments...............................    (6,155,084)     (43,554)
                                                              ------------     --------
      Net decrease in net assets resulting from
        operations..........................................  $ (6,041,622)    $(16,273)
                                                              ============     ========
+ Net of Foreign Taxes Withheld of:                           $     14,711     $    323
                                                              ============     ========

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF OPERATIONS
 Six Months Ended June 30, 2004 (Unaudited)

                                                              THE PARADIGM   THE MEDICAL
                                                                  FUND          FUND
----------------------------------------------------------------------------------------
INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIOS:
  Dividends+................................................  $   401,215    $  157,292
  Interest..................................................      158,172        22,595
  Income from securities lending............................          324           661
                                                              -----------    ----------
      Total investment income...............................      559,711       180,548
                                                              -----------    ----------
EXPENSES:
  Expenses allocated from Master Portfolios.................      514,019       185,226
  Shareholder servicing fees and expenses...................      144,792        75,879
  Administration fees.......................................       30,394         9,928
  Reports to shareholders...................................       38,393        11,348
  Registration fees.........................................       35,490        20,384
  Professional fees.........................................       17,583         6,489
  Directors' fees and expenses..............................        8,247         2,303
  Fund accounting fees......................................        4,693           588
  Distribution fees -- Advisor Class A......................       20,221           920
  Distribution fees -- Advisor Class C......................       14,022            --
  Other expenses............................................          364         1,456
                                                              -----------    ----------
      Total expenses........................................      828,218       314,521
  Less, expense reimbursement and waiver....................           --       (19,890)
                                                              -----------    ----------
      Net expenses..........................................      828,218       294,631
                                                              -----------    ----------
      Net investment loss...................................     (268,507)     (114,083)
                                                              -----------    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED
  FROM MASTER PORTFOLIOS:
  Net realized gain on:
      Investments and foreign currency......................    4,313,530       215,281
      Written option contracts expired or closed............       74,512       108,972
  Net change in unrealized depreciation of:
      Investments and foreign currency......................   (2,792,322)      (10,309)
      Written option contracts..............................      (69,146)      (32,656)
                                                              -----------    ----------
      Net gain on investments...............................    1,526,574       281,288
                                                              -----------    ----------
      Net increase in net assets resulting from
        operations..........................................  $ 1,258,067    $  167,205
                                                              ===========    ==========
+ Net of Foreign Taxes Withheld of:                           $    14,823    $   13,015
                                                              ===========    ==========

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF OPERATIONS
 Six Months Ended June 30, 2004 (Unaudited)

                                                                              THE KINETICS
                                                              THE SMALL CAP    GOVERNMENT
                                                              OPPORTUNITIES   MONEY MARKET
                                                                  FUND            FUND
------------------------------------------------------------------------------------------
INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIOS:
  Dividends+................................................   $   304,457      $     --
  Interest..................................................        57,914        10,157
  Income from securities lending............................           233            --
                                                               -----------      --------
      Total investment income...............................       362,604        10,157
                                                               -----------      --------
EXPENSES:
  Expenses allocated from Master Portfolios.................       118,934        13,785
  Shareholder servicing fees and expenses...................        42,789         9,204
  Administration fees.......................................         7,828           360
  Reports to shareholders...................................         4,053         2,253
  Registration fees.........................................        25,298         6,616
  Professional fees.........................................         5,930         1,347
  Directors' fees and expenses..............................         1,817           535
  Fund accounting fees......................................         1,238            --
  Distribution fees -- Advisor Class A......................         2,494            --
  Other expenses............................................           182         1,296
                                                               -----------      --------
      Total expenses........................................       210,563        35,396
  Less, expense reimbursement and waiver....................            --       (25,239)
                                                               -----------      --------
      Net expenses..........................................       210,563        10,157
                                                               -----------      --------
      Net investment income.................................       152,041            --
                                                               -----------      --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED
  FROM MASTER PORTFOLIOS:
  Net realized gain (loss) on:
      Investments and foreign currency......................     2,027,791            --
      Written option contracts expired or closed............       (59,189)           --
  Net change in unrealized appreciation (depreciation) of:
      Investments and foreign currency......................    (1,463,986)           --
      Written option contracts..............................         7,445            --
                                                               -----------      --------
      Net gain on investments...............................       512,061            --
                                                               -----------      --------
      Net increase in net assets resulting from
        operations..........................................   $   664,102      $     --
                                                               ===========      ========
+ Net of Foreign Taxes Withheld of:                            $     2,001      $     --
                                                               ===========      ========

                     See Notes to the Financial Statements.

                      (This page intentionally left blank)

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 THE INTERNET EMERGING
                                                   THE INTERNET FUND                  GROWTH FUND
                                            -------------------------------   ----------------------------
                                             SIX MONTHS         FOR THE        SIX MONTHS       FOR THE
                                                ENDED         YEAR ENDED          ENDED        YEAR ENDED
                                            JUNE 30, 2004    DECEMBER 31,     JUNE 30, 2004   DECEMBER 31,
                                             (UNAUDITED)         2003          (UNAUDITED)        2003
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income....................  $    113,462    $       249,038    $    27,281    $    40,760
 Net realized gain (loss) on sale of
   investments, foreign currency and
   written option contracts expired or
   closed.................................    22,484,827         21,223,728        (59,147)      (885,715)
 Net change in unrealized appreciation
   (depreciation) of investments, foreign
   currency and written options...........   (28,639,911)        70,176,722         15,593      1,961,208
                                            ------------    ---------------    -----------    -----------
     Net increase (decrease) in net assets
       resulting from operations..........    (6,041,622)        91,649,488        (16,273)     1,116,253
                                            ------------    ---------------    -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS -- INVESTOR
 CLASS:
 Net investment income....................            --           (740,840)            --        (51,601)
 Net realized gains.......................            --                 --             --             --
                                            ------------    ---------------    -----------    -----------
     Total distributions..................            --           (740,840)            --        (51,601)
                                            ------------    ---------------    -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS -- ADVISOR
 CLASS A:
 Net investment income....................            --                 --            N/A            N/A
 Net realized gains.......................            --                 --            N/A            N/A
                                            ------------    ---------------    -----------    -----------
     Total distributions..................            --                 --            N/A            N/A
                                            ------------    ---------------    -----------    -----------
CAPITAL SHARE TRANSACTIONS -- INVESTOR
 CLASS:
 Proceeds from shares sold................    18,183,329      1,846,929,452        630,482      4,025,363
 Proceeds from shares issued to holders in
   reinvestment of dividends..............            --            706,523             --         50,471
 Cost of shares redeemed..................   (41,667,455)    (1,891,182,828)    (1,026,732)    (3,801,335)
                                            ------------    ---------------    -----------    -----------
     Net increase (decrease) in net assets
       resulting from capital share
       transactions.......................   (23,484,126)       (43,546,853)      (396,250)       274,499
                                            ------------    ---------------    -----------    -----------
CAPITAL SHARE TRANSACTIONS -- ADVISOR
 CLASS A:
 Proceeds from shares sold................    20,896,073        942,552,877            N/A            N/A
 Proceeds from shares issued to holders in
   reinvestment of dividends..............            --                 --            N/A            N/A
 Cost of shares redeemed..................   (18,233,509)      (948,640,729)           N/A            N/A
                                            ------------    ---------------    -----------    -----------
     Net increase (decrease) in net assets
       resulting from capital share
       transactions.......................     2,662,564         (6,087,852)           N/A            N/A
                                            ------------    ---------------    -----------    -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS...   (26,863,184)        41,273,943       (412,523)     1,339,151
NET ASSETS:
 Beginning of period......................   231,398,730        190,124,787      4,677,117      3,337,966
                                            ------------    ---------------    -----------    -----------
 End of period*...........................  $204,535,546    $   231,398,730    $ 4,264,594    $ 4,677,117
                                            ============    ===============    ===========    ===========

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)

                                                                                 THE INTERNET EMERGING
                                                   THE INTERNET FUND                  GROWTH FUND
                                            -------------------------------   ----------------------------
                                             SIX MONTHS         FOR THE        SIX MONTHS       FOR THE
                                                ENDED         YEAR ENDED          ENDED        YEAR ENDED
                                            JUNE 30, 2004    DECEMBER 31,     JUNE 30, 2004   DECEMBER 31,
                                             (UNAUDITED)         2003          (UNAUDITED)        2003
----------------------------------------------------------------------------------------------------------
*Including undistributed net investment
 income (loss) of:........................  $   (271,359)   $      (386,164)   $    14,439    $   (12,842)
                                            ------------    ---------------    -----------    -----------
CHANGES IN SHARES OUTSTANDING -- INVESTOR
 CLASS:
 Shares sold..............................       778,381        102,931,421        145,148        963,359
 Shares issued in reinvestment of
   dividends and distributions............            --             30,440             --         11,765
 Shares redeemed..........................    (1,803,737)      (104,412,740)      (241,556)      (913,077)
                                            ------------    ---------------    -----------    -----------
     Net increase (decrease) in shares
       outstanding........................    (1,025,356)        (1,450,879)       (96,408)        62,047
                                            ============    ===============    ===========    ===========
CHANGES IN SHARES OUTSTANDING --
 CLASS A:
 Shares sold..............................       941,284         50,261,575
 Shares issued in reinvestments of
   dividends and distributions............            --                 --
 Shares redeemed..........................      (828,159)       (50,273,636)
                                            ------------    ---------------
   Net decrease in shares outstanding.....       113,125            (12,061)
                                            ============    ===============

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENTS OF CHANGES IN NET ASSETS

                                                 THE PARADIGM FUND               THE MEDICAL FUND
                                            ----------------------------   ----------------------------
                                             SIX MONTHS       FOR THE       SIX MONTHS       FOR THE
                                                ENDED        YEAR ENDED        ENDED        YEAR ENDED
                                            JUNE 30, 2004   DECEMBER 31,   JUNE 30, 2004   DECEMBER 31,
                                             (UNAUDITED)        2003        (UNAUDITED)        2003
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss).............  $   (268,507)   $   278,426     $  (114,083)       (405,563)
 Net realized gain (loss) on sale of
   investments, foreign currency and
   written option contracts expired or
   closed.................................     4,388,042        453,544         324,253        (147,989)
 Net change in unrealized appreciation
   (depreciation) of investments, foreign
   currency and written options...........    (2,861,468)    12,195,026         (42,965)      5,625,536
                                            ------------    ------------    -----------    ------------
     Net increase (decrease) in net assets
       resulting from operations..........     1,258,067     12,926,996         167,205       5,071,984
                                            ------------    ------------    -----------    ------------
DISTRIBUTIONS TO
 SHAREHOLDERS -- INVESTOR CLASS:
 Net investment income....................            --       (207,871)             --              --
 Net realized gain........................            --             --              --              --
                                            ------------    ------------    -----------    ------------
     Total distributions..................            --       (207,871)             --              --
                                            ------------    ------------    -----------    ------------
DISTRIBUTIONS TO
 SHAREHOLDERS -- ADVISOR CLASS A:
 Net investment income....................            --        (26,269)             --              --
 Net realized gain........................            --             --              --              --
                                            ------------    ------------    -----------    ------------
     Total distributions..................            --        (26,269)             --              --
                                            ------------    ------------    -----------    ------------
DISTRIBUTIONS TO
 SHAREHOLDERS -- ADVISOR CLASS C:
 Net investment income....................            --         (1,630)            N/A             N/A
 Net realized gain........................            --             --             N/A             N/A
                                            ------------    ------------    -----------    ------------
     Total distributions..................            --         (1,630)            N/A             N/A
                                            ------------    ------------    -----------    ------------
CAPITAL SHARE TRANSACTIONS -- INVESTOR
 CLASS:
 Proceeds from shares sold................    17,057,593     68,328,542       1,710,992      69,080,033
 Proceeds from shares issued to holders in
   reinvestment of dividends..............            --        205,494              --              --
 Cost of shares redeemed..................   (29,452,702)   (24,689,332)     (4,329,630)    (72,786,711)
                                            ------------    ------------    -----------    ------------
     Net increase (decrease) in net assets
       resulting from capital share
       transactions.......................   (12,395,109)    43,844,704      (2,618,638)     (3,706,678)
                                            ------------    ------------    -----------    ------------
CAPITAL SHARE TRANSACTIONS -- ADVISOR
 CLASS A:
 Proceeds from shares sold................     6,763,281     34,835,040         117,497      70,038,917
 Proceeds from shares issued to holders in
   reinvestment of dividends..............            --         23,597              --              --
 Cost of shares redeemed..................    (1,634,660)   (30,227,020)       (193,674)    (70,349,535)
                                            ------------    ------------    -----------    ------------
     Net increase (decrease) in net assets
       resulting from capital share
       transactions.......................     5,128,621      4,631,617         (76,177)       (310,618)
                                            ------------    ------------    -----------    ------------
CAPITAL SHARE TRANSACTIONS -- ADVISOR
 CLASS C:
 Proceeds from shares sold................     2,792,559      1,455,581             N/A             N/A
 Proceeds from shares issued to holders in
   reinvestment of dividends..............            --          1,630             N/A             N/A
 Cost of shares redeemed..................      (377,906)      (201,775)            N/A             N/A
                                            ------------    ------------    -----------    ------------
     Net increase in net assets resulting
       from capital share transactions....     2,414,653      1,255,436             N/A             N/A
                                            ------------    ------------    -----------    ------------

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)

                                                 THE PARADIGM FUND               THE MEDICAL FUND
                                            ----------------------------   ----------------------------
                                             SIX MONTHS       FOR THE       SIX MONTHS       FOR THE
                                                ENDED        YEAR ENDED        ENDED        YEAR ENDED
                                            JUNE 30, 2004   DECEMBER 31,   JUNE 30, 2004   DECEMBER 31,
                                             (UNAUDITED)        2003        (UNAUDITED)        2003
-------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS...  $ (3,593,768)   $62,422,983     $(2,527,610)   $  1,054,688
NET ASSETS:
 Beginning of period......................    72,928,127     10,505,144      24,453,569      23,398,881
                                            ------------    ------------    -----------    ------------
 End of period*...........................  $ 69,334,359    $72,928,127     $21,925,959    $ 24,453,569
                                            ============    ============    ===========    ============
*Including undistributed net investment
 income (loss) of:........................  $   (226,993)   $    41,514     $  (114,083)   $         --
                                            ------------    ------------    -----------    ------------
CHANGES IN SHARES
 OUTSTANDING -- INVESTOR CLASS:
 Shares sold..............................     1,131,328      5,606,562         106,469       5,058,583
 Shares issued in reinvestment of
   dividends and distributions............            --         13,875              --              --
 Shares redeemed..........................    (1,963,673)    (2,251,480)       (273,328)     (5,323,297)
                                            ------------    ------------    -----------    ------------
     Net increase (decrease) in shares
       outstanding........................      (832,345)     3,368,957        (166,859)       (264,714)
                                            ============    ============    ===========    ============
CHANGES IN SHARES OUTSTANDING -- CLASS A:
 Shares sold..............................       452,679      2,875,038           7,492       4,954,616
 Shares issued in reinvestment of
   dividends and distributions............            --          1,602              --              --
 Shares redeemed..........................      (109,794)    (2,479,771)        (12,254)     (4,968,579)
                                            ------------    ------------    -----------    ------------
     Net increase (decrease) in shares
       outstanding........................       342,885        396,869          (4,762)        (13,963)
                                            ============    ============    ===========    ============
CHANGES IN SHARES OUTSTANDING -- CLASS C:
 Shares sold..............................       188,275        111,607
 Shares issued on reinvestment of
   dividends and distributions............            --            111
 Shares redeemed..........................       (25,752)       (19,082)
                                            ------------    ------------
     Net increase in shares outstanding...       162,523         92,636
                                            ============    ============

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENTS OF CHANGES IN NET ASSETS

                                                                   THE SMALL CAP
                                                                OPPORTUNITIES FUND
                                                           -----------------------------
                                                            SIX MONTHS        FOR THE
                                                               ENDED        YEAR ENDED
                                                           JUNE 30, 2004   DECEMBER 31,
                                                            (UNAUDITED)        2003
----------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income..................................  $    152,041    $     385,241
  Net realized gain on sale of investments, foreign
    currency and written option contracts expired or
    closed...............................................     1,968,602        1,510,246
  Net change in unrealized appreciation (depreciation) of
    investments, foreign currency and written options....    (1,456,541)       5,901,833
                                                           ------------    -------------
      Net increase in net assets resulting from
        operations.......................................       664,102        7,797,320
                                                           ------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS -- INVESTOR CLASS:
  Net investment income..................................            --         (248,072)
  Net realized gains.....................................            --               --
                                                           ------------    -------------
      Total distributions................................            --         (248,072)
                                                           ------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS -- ADVISOR CLASS A:
  Net investment income..................................            --          (18,348)
  Net realized gains.....................................            --               --
                                                           ------------    -------------
      Total distributions................................            --          (18,348)
                                                           ------------    -------------
CAPITAL SHARE TRANSACTIONS -- INVESTOR CLASS:
  Proceeds from shares sold..............................    21,469,774      232,755,111
  Proceeds from shares issued to holders in reinvestment
    of dividends.........................................            --          243,061
  Cost of shares redeemed................................   (27,445,488)    (219,683,170)
                                                           ------------    -------------
      Net increase (decrease) in net assets resulting
        from capital share transactions..................    (5,975,714)      13,315,002
                                                           ------------    -------------
CAPITAL SHARE TRANSACTIONS -- ADVISOR CLASS A:
  Proceeds from shares sold..............................       783,980        1,940,577
  Proceeds from shares issued to holders in reinvestment
    of dividends.........................................            --           17,723
  Cost of shares redeemed................................      (647,731)        (549,149)
                                                           ------------    -------------
      Net increase in net assets resulting from capital
        share transactions...............................       136,249        1,409,151
                                                           ------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..................    (5,175,363)      22,255,053
NET ASSETS:
Beginning of period......................................    25,740,061        3,485,008
                                                           ------------    -------------
End of period*...........................................  $ 20,564,698    $  25,740,061
                                                           ============    =============
*Including undistributed net investment income of:.......  $    232,287    $      80,247
                                                           ------------    -------------
CHANGES IN SHARES OUTSTANDING -- INVESTOR CLASS:
  Shares sold............................................     1,301,345       20,391,400
  Shares issued in reinvestment of dividends and
    distributions........................................            --           14,633
  Shares redeemed........................................    (1,660,272)     (19,305,578)
                                                           ------------    -------------
      Net increase (decrease) in shares outstanding......      (358,927)       1,100,455
                                                           ============    =============

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)

                                                                   THE SMALL CAP
                                                                OPPORTUNITIES FUND
                                                           -----------------------------
                                                            SIX MONTHS        FOR THE
                                                               ENDED        YEAR ENDED
                                                           JUNE 30, 2004   DECEMBER 31,
                                                            (UNAUDITED)        2003
----------------------------------------------------------------------------------------
CHANGES IN SHARES OUTSTANDING -- ADVISOR CLASS A:
  Shares sold............................................        48,040          148,435
  Shares issued in reinvestment of dividends and
    distributions........................................            --            1,070
  Shares redeemed........................................       (39,036)         (40,961)
                                                           ------------    -------------
      Net increase in shares outstanding.................         9,004          108,544
                                                           ============    =============

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENTS OF CHANGES IN NET ASSETS

                                                              THE KINETICS GOVERNMENT
                                                                 MONEY MARKET FUND
                                                          -------------------------------
                                                           SIX MONTHS         FOR THE
                                                              ENDED         YEAR ENDED
                                                          JUNE 30, 2004    DECEMBER 31,
                                                           (UNAUDITED)         2003
-----------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income.................................  $         --    $            --
                                                          ------------    ---------------
      Net increase in net assets resulting from
        operations......................................            --                 --
                                                          ------------    ---------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income.................................            --                 --
  Net realized gain on securities transactions..........            --                 --
                                                          ------------    ---------------
      Total dividends and distributions.................            --                 --
                                                          ------------    ---------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from shares sold.........................    20,339,861      3,078,985,978
  Reinvestment of distributions.........................            --                 --
  Cost of shares redeemed...............................   (20,652,335)    (3,204,595,312)
                                                          ------------    ---------------
      Net increase (decrease) in net assets from capital
        share transactions..............................      (312,474)      (125,609,334)
                                                          ------------    ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.................      (312,474)      (125,609,334)
NET ASSETS:
  Beginning of period...................................     3,047,714        128,657,048
                                                          ------------    ---------------
  End of period*........................................  $  2,735,240    $     3,047,714
                                                          ============    ===============
*Including undistributed net investment income of:......  $         --    $            --
                                                          ============    ===============
CHANGES IN SHARES OUTSTANDING -- INVESTOR CLASS:
  Shares sold...........................................    20,339,861      3,078,985,978
  Shares issued in reinvestment of dividends and
    distributions.......................................            --                 --
  Shares redeemed.......................................   (20,652,335)    (3,204,595,312)
                                                          ------------    ---------------
      Net increase (decrease) in shares outstanding.....      (312,474)      (125,609,334)
                                                          ============    ===============

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS
 June 30, 2004 (Unaudited)

1.   ORGANIZATION

Kinetics Mutual Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act") and is incorporated in the State of Maryland. The Company is an open-end management investment company issuing its shares in series. One billion shares are authorized for the Company with a par value of $0.001 per share. The series of the Company presently authorized are The Internet Fund ("Internet"), The Internet Emerging Growth Fund ("Emerging"),The Paradigm Fund ("Paradigm"), The Medical Fund ("Medical"), The Small Cap Opportunities Fund ("Small Cap") and The Kinetics Government Money Market Fund ("Government") (each a "Feeder Fund" and collectively, the "Feeder Funds"). Investment operations of the Funds began on October 21, 1996 (Internet), September 30, 1999 (Medical), December 31, 1999 (Emerging and Paradigm), February 3, 2000 (Government) and March 20, 2000 (Small Cap). Each series, unlike many other investment companies which directly acquire and manage their own portfolios of securities, seeks its investment objective by investing all of its investable assets in a corresponding portfolio series (each a "Master Portfolio" and collectively the "Master Portfolios") of Kinetics Portfolios Trust (the "Trust").

On April 28, 2000, each Fund in the Company, entered into a master-feeder fund structure. By entering into this structure, each Feeder Fund invested all of its assets in a corresponding Master Portfolio which had the same investment objective as the Feeder Fund. Each Master Portfolio has multiple feeder funds. Each Feeder Fund receives a proportionate amount of interest in the Master Portfolio equal to its relative contribution of capital. Thus, each Feeder Fund is allocated its portion of income, gains (losses) and expenses from the Master Portfolio.

Each Feeder Fund's respective interest in the corresponding Master Portfolio as of June 30, 2004 is as follows:

                                                            INTEREST IN
                                                          MASTER PORTFOLIO
                                                          ----------------
Internet Fund.........................................        99.997%
Emerging Fund.........................................        99.863%
Paradigm Fund.........................................        99.975%
Medical Fund..........................................        99.953%
Small Cap Fund........................................        99.918%
Government Fund.......................................        99.072%

Prior to the conversion to a master-feeder fund structure, on April 28, 2000, each then existing Feeder Fund conducted its own investment operations.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2004 (Unaudited)

Effective April 26, 2001, the Internet, Paradigm and Medical Funds issued an additional class of shares -- Advisor Class A. Effective December 31, 2001, the Small Cap Fund issued an additional class of shares -- Advisor Class A. Advisor Class A shares are subject to an annual Rule 12b-1 fee of 0.25% of average daily net assets. The Advisor Class A shares are also subject to a front-end sales charge of 5.75%. Effective June 28, 2002 the Paradigm Fund issued an additional class of shares -- Advisor Class C. Advisor Class C shares are subject to an annual Rule 12b-1 fee of 0.75% of average daily net assets. The Investor Class shares do not pay a 12b-1 fee or have a sales charge. Each class of shares for each Fund has identical rights and privileges except with respect to the Rule 12b-1 fees paid by the Advisor Class A and Class C shares, the sales charge on the Advisor Class A and Class C shares, voting rights on matters pertaining to a single class of shares and the exchange privileges of each class of shares.

Refer to the Master Portfolio's financial statements to obtain information about the investment objective of the corresponding Feeder Fund. The financial statements of the Master Portfolios, including the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds' financial statements.

2.   SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION
Master Portfolio securities (other than Government) that are listed on a U.S. securities exchange (whether domestic or foreign) for which market quotations are readily available are valued at the last quoted sale price as of 4:00 p.m. Eastern time on the day the valuation is made. All equity securities that are traded using the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") are valued using the NASDAQ Official Closing Price ("NOCP"). Purchased options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the most recent bid price. Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Investments in The Kinetics Government Money Market Portfolio and instruments with remaining maturities of 60 days or less are valued at amortized

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2004 (Unaudited)

cost, which approximates fair value. Other assets and securities for which no quotations are readily available (including restricted securities) are valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios. At June 30, 2004, The Internet Portfolio held one such security which represented 0.71% of the Portfolio's net assets.

REPURCHASE AGREEMENTS
Each Master Portfolio may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. In connection with transactions in repurchase agreements, it is the Trust's policy that the Master Portfolio receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Master Portfolio in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Master Portfolio may be delayed or limited.

WRITTEN OPTION ACCOUNTING
The Master Portfolios may write (sell) call or put options for trading or hedging purposes. When a Master Portfolio writes an option, an amount equal to the premium received by the Master Portfolio is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing the option, the Master Portfolio may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. Option contracts are valued at the average of the current bid and asked price reported on the day of the valuation. When an option expires on its stipulated expiration date or the Master Portfolio enters into a closing purchase transaction, the Master Portfolio realizes a gain or loss if the cost of the closing transaction differs from the premium received when the option was sold, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Master Portfolio realizes a gain or loss from the sale of the security (or closing of the short sale). As collateral for uncovered written options, the Master Portfolio is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2004 (Unaudited)

obligation for put options or the market value of the instrument underlying the contract for call options.

FOREIGN CURRENCY TRANSLATIONS
The books and records of the Master Portfolios are maintained in U.S. dollars. For the Master Portfolios, foreign currency transactions are translated into U.S. dollars on the following basis: (i) market values of investment securities and other assets and liabilities are translated at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Master Portfolios do not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the period. However, for federal income tax purposes, the Master Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising between trade date and settlement date.

RESTRICTED SECURITIES
The Master Portfolios may invest in restricted securities. These securities are valued by the Master Portfolios after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer's financial performance. The Master Portfolios have no right to require registration of unregistered securities. At June 30, 2004, the Master Portfolios did not hold any investment securities which were determined to be illiquid pursuant to the guidelines adopted by the Board of Trustees.

WHEN-ISSUED SECURITIES
The Master Portfolios may purchase securities on a when-issued or delayed delivery basis. Although the purchase amounts of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date. The Master Portfolios record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. The Master Portfolios maintain at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2004 (Unaudited)

SECURITIES LENDING
Each Master Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements with respect to no more than 33 1/3% of the total assets of each Portfolio (including any collateral posted) or 50% of the total assets of each Portfolio (excluding any collateral posted). Securities lending and repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. The Master Portfolios receive interest on the collateral received as well as a fee for the securities loaned.

EXPENSE ALLOCATION
Common expenses incurred by Feeder Funds are allocated among the Feeder Funds
(i) based upon relative average net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Feeder Funds, depending on the nature of the expenditure.

Each Feeder Fund records its proportionate share of the Master Portfolio's expenses on a daily basis. In addition, each Feeder Fund accrues its own separate expenses. Any cap on expenses includes Feeder Fund-specific expenses as well as the expenses allocated from the Master Portfolio.

FEDERAL INCOME TAXES
Each Master Portfolio intends to qualify as a partnership for federal income tax purposes. Therefore, the Master Portfolios believe they will not be subject to any federal income tax on their income and net realized capital gains (if any). However, each investor in the Master Portfolios will report its allocable share of the Master Portfolio's income and capital gains for purposes of determining its federal income tax liability.

It is the Feeder Funds' policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and the Feeder Funds intend to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is recorded. Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expenses and gain items for financial statement and tax purposes. Additionally, the Funds may utilize earnings and profits distributed to shareholders on redemption of

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2004 (Unaudited)

shares as part of the dividends paid deduction for income tax purposes. Where appropriate, reclassifications between capital accounts are made for such differences that are permanent in nature.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

OTHER
Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

3.   INVESTMENT ADVISER

Effective April 28, 2000, the Trust has an Investment Advisory Agreement (the "Agreement") with Kinetics Asset Management, Inc. (the "Adviser"), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Master Portfolios. Under the terms of the Agreement, the Master Portfolios compensate the Adviser for its management services at the annual rate of 1.25% of each Master Portfolio's average daily net assets, except for The Kinetics Government Money Market Portfolio, which compensates the Adviser at an annual rate of 0.50% of the Master Portfolio's average daily net assets. Prior to January 1, 2002, the Adviser had contractually agreed to pay all operating expenses in excess of 2.74% for the Internet, Emerging, Paradigm and Small Cap Funds, and 1.25% for the Government Fund. The expense cap included Feeder Fund-specific expenses as well as the Master Portfolio's expenses allocated to the Feeder Fund. Under the terms of the Agreement, any Feeder Fund expenses waived or reimbursed by the Adviser may be recovered by the Adviser to the extent actual operating expenses for a subsequent period are less than the expense limitation caps at the time of the waiver or reimbursement. The Adviser intends to seek potential recovery of such amounts for a period of three years from the fiscal year in which such amounts were waived or reimbursed.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2004 (Unaudited)

Waivers and reimbursements by the Adviser in years prior to 2002 which are subject to potential future recovery include:

                                                                 2001
                                                                -------
Internet....................................................    $    --
Emerging....................................................     63,887
Paradigm....................................................     45,940
Medical.....................................................         --
Small Cap...................................................     45,787
Government..................................................     44,751

Although the contractual Expense Waiver and Reimbursement Agreement expired on December 31, 2001, the Adviser has voluntarily agreed to continue to pay certain operating expenses as deemed appropriate. The Adviser may discontinue the voluntary waiver at any time. For the six months ended June 30, 2004, the amounts earned by the Adviser and the reimbursed expenses for the Feeder Funds are as follows:

                                                          INTERNET      EMERGING
                                                          ---------    ----------
Annual Advisory Rate..................................       1.25%         1.25%
Annual Cap on Expenses -- Investor Class..............         --            --
Annual Cap on Expenses -- Advisor Class A.............         --           N/A
Expenses Reimbursed by Adviser........................       $ --       $22,468

                                                          PARADIGM      MEDICAL
                                                          ---------    ----------
Annual Advisory Rate..................................       1.25%         1.25%
Annual Cap on Expenses -- Investor Class..............         --            --
Annual Cap on Expenses -- Advisor Class A.............         --            --
Annual Cap on Expenses -- Advisor Class C.............         --           N/A
Expenses Reimbursed by Adviser........................      $  --       $19,890

                                                          SMALL CAP    GOVERNMENT
                                                          ---------    ----------
Annual Advisory Rate..................................       1.25%         0.50%
Annual Cap on Expenses -- Investor Class..............         --            --
Annual Cap on Expenses -- Advisor Class A.............         --           N/A
Expenses Reimbursed by Adviser........................       $ --       $25,239

The Adviser receives a shareholder servicing fee from the Feeder Funds pursuant to a Shareholder Servicing Agreement in the amount equal to 0.25% of the Feeder Fund's average daily net assets. The Adviser is responsible for paying a portion of these shareholder servicing fees to various agents that have a written shareholder servicing agreement with the Adviser and that perform shareholder servicing functions and maintenance of shareholder accounts on behalf of their clients who own shares of the Feeder Funds.

The Company, on behalf of the Funds, has adopted two Retail Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2004 (Unaudited)

(the "12b-1 Plans"). One Plan is for Advisor Class A shares, while the other Plan is for Advisor Classes B and C shares. Under the first Plan, Advisor Class A shares may pay up to an annual rate of 0.50% of the average daily net asset value of shares to the Distributor or other qualified recipients under the Plan. During the six months ended June 30, 2004, payments under the 12b-1 Plan for the Advisor Class A shares of the Internet, Paradigm, Medical and Small Cap Funds were limited to 0.25% of the average daily net asset value of such shares of such Funds. During the six months ended June 30, 2004, the Advisor Class A shares of the Internet, Paradigm, Medical and Small Cap Funds incurred expenses of $1,349, $20,221, $920 and $2,494, respectively, pursuant to the 12b-1 Plan. Under the second Plan, Advisor Classes B and C shares pay an annual rate of 0.75% of the average daily net asset value of such shares. During the six months ended June 30, 2004, Paradigm Class C shares incurred expenses of $14,022, pursuant to the 12b-1 Plan. Through December 31, 2003, the Funds had not issued any Advisor Class B shares.

4.   INCOME TAXES

At June 30, 2004, the Feeder Funds had accumulated net realized capital loss carryovers expiring in the following years.

     FEEDER FUND         2011         2010          2009          2008         2007
     -----------       --------   ------------   -----------   ----------   ----------
Internet.............  $     --   $140,178,775   $58,617,473   $       --   $7,733,691
Emerging.............   887,154      2,635,505     5,481,052    2,615,474           --
Paradigm.............        --         76,740            --           --           --
Medical..............   284,523      2,056,578            --           --           --
Small Cap............        --             --            --           --           --

To the extent that the Feeder Funds realize future net capital gains, those gains will be offset by any unused capital loss carryovers. For the year ended December 31, 2003, The Internet, Paradigm and Small Cap Funds utilized $23,455,928, $366,486 and $1,437,670, respectively, of capital loss carryforwards.

At June 30, 2004, the following Feeder Funds deferred, on a tax basis, post-October losses of:

     FEEDER FUND                                               POST-OCTOBER LOSSES
     -----------                                               -------------------
Internet...................................................         $768,320
Emerging...................................................               40

For the six months ended June 30, 2004, the Feeder Funds did not pay any dividends or distributions. For the year ended December 31, 2003, the

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2004 (Unaudited)

Internet Fund paid an income dividend of $0.07471436 per share or $740,840 to the Investor Class shares which is classified as ordinary income for tax purposes. The Emerging Fund paid an income dividend of $0.04759165 or $51,601 to the Investor Class shares which is classified as ordinary income for tax purposes. The Paradigm Fund paid an income dividend of $0.05412863 or $207,871 to the Investor Class shares which is classified as ordinary income for tax purposes. The Paradigm Fund paid an income dividend of $0.02982937 or $26,269 to the Advisor Class A shares which is classified as ordinary income for tax purposes. The Paradigm Fund paid an income dividend of $0.01160711 or $1,630 to the Advisor Class C shares which is classified as ordinary income for tax purposes. The Small Cap Opportunities Fund paid an income dividend of $0.16808514 or $248,072 to the Investor Class shares which is classified as ordinary income for tax purposes. The Small Cap Opportunities Fund paid an income dividend of $0.14844824 or $18,348 to the Advisor Class A shares.

The tax components of dividends paid during the years ended December 31, 2003 and December 31, 2002, are:

                                        INTERNET                         EMERGING
                              -----------------------------    -----------------------------
                                ORDINARY        LONG-TERM        ORDINARY        LONG-TERM
                                 INCOME       CAPITAL GAINS       INCOME       CAPITAL GAINS
                              DISTRIBUTION    DISTRIBUTION     DISTRIBUTION    DISTRIBUTION
                              ------------    -------------    ------------    -------------
2003......................      $740,840           $--           $51,601            $--
2002......................      $     --           $--           $    --            $--

                                        PARADIGM                          MEDICAL
                              -----------------------------    -----------------------------
                                ORDINARY        LONG-TERM        ORDINARY        LONG-TERM
                                 INCOME       CAPITAL GAINS       INCOME       CAPITAL GAINS
                              DISTRIBUTION    DISTRIBUTION     DISTRIBUTION    DISTRIBUTION
                              ------------    -------------    ------------    -------------
2003......................      $235,770           $--           $    --          $    --
2002......................      $     --           $--           $59,028          $75,306

                                                                  SMALL CAP
                                                        -----------------------------
                                                          ORDINARY        LONG-TERM
                                                           INCOME       CAPITAL GAINS
                                                        DISTRIBUTION    DISTRIBUTION
                                                        ------------    -------------
2003................................................      $266,420           $--
2002................................................      $ 37,861           $--

The following information is presented on an income tax basis as of December 31, 2003.

                                INTERNET   EMERGING   PARADIGM   MEDICAL   SMALL CAP
                                --------   --------   --------   -------   ---------
Distributable ordinary
  income......................  $560,268    $9,543    $103,492     $--      $80,297
Distributable long-term
  gains.......................  $     --    $   --    $     --     $--      $    --

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2004 (Unaudited)

The Internet, Emerging, Paradigm and Small Cap Funds designate 27%, 11%, 94% and 8%, respectively, of dividends declared after December 31, 2003 from net investment income as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (unaudited).

The Small Cap Fund hereby designates $11,703 as long-term capital gain distributions for the purposes of the dividends paid deduction, which include earnings and profits distributed to shareholders on redemptions of Fund shares (unaudited).

For corporate shareholders in the Funds, the percentage of ordinary dividend income distributed for the year ended December 31, 2003, which is designated as qualifying for the dividends-received deduction, is as follows: Internet 25.3%, Emerging 7.7%, Paradigm 52.7% and Small Cap 6.5% (unaudited).

5.   ADDITIONAL INFORMATION

PricewaterhouseCoopers LLP ("PWC") was replaced as the auditors to Kinetics Mutual Funds, Inc. (the "Company") effective April 22, 2004. The Company's Audit Committee participated in and approved the decision to change auditors. PwC's reports on the Company's financial statements for the fiscal years ended December 31, 2003 and December 31, 2002 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Company's fiscal years ended December 31, 2003 and December 31, 2002 and through April 22, 2004, (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Company's financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

On April 22, 2004, the Company by action of its Board of Directors upon the recommendation of the Company's Audit Committee engaged Tait, Weller & Baker as the independent registered public accounting firm to audit the Company's financial statements for the fiscal year ending December 31, 2004. During the Company's fiscal years ended December 31, 2003 and December 31, 2002 and through April 22, 2004, neither the Company, its portfolios nor anyone on their behalf has consulted Tait, Weller & Baker on

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2004 (Unaudited)

items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Company's financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph
(a)(1)(v) of said Item 304).

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 FINANCIAL HIGHLIGHTS

                                                                     THE INTERNET FUND
                                     ----------------------------------------------------------------------------------
                                     INVESTOR CLASS        ADVISOR CLASS
                                       SIX MONTHS           SIX MONTHS            INVESTOR CLASS        ADVISOR CLASS A
                                         ENDED                 ENDED                 FOR THE                FOR THE
                                        JUNE 30,             JUNE 30,               YEAR ENDED            YEAR ENDED
                                          2004                 2004                DECEMBER 31,          DECEMBER 31,
                                      (UNAUDITED)           (UNAUDITED)                2003                  2003
                                     --------------        -------------          --------------        ---------------
PER SHARE DATA(3)
 Net Asset Value,
   Beginning of Period..............    $  23.31              $22.88                 $  16.69               $16.47
                                        --------              ------                 --------               ------
 Income from Investment Operations:
   Net investment income (loss).....        0.01(6)            (0.02)(6)                 0.03                (0.82)
   Net realized and unrealized gain
     (loss) on investments..........       (0.63)              (0.58)                    6.66                 7.23
                                        --------              ------                 --------               ------
       Total gain (loss) from
        investment operations.......       (0.62)              (0.60)                    6.69                 6.41
                                        --------              ------                 --------               ------
 Less Distributions:
   From net investment income.......          --                  --                    (0.07)                  --
   From net realized gains..........          --                  --                       --                   --
                                        --------              ------                 --------               ------
       Total distributions..........          --                  --                    (0.07)                  --
                                        --------              ------                 --------               ------
 Net Asset Value, End of Period.....    $  22.69              $22.28                 $  23.31               $22.88
                                        ========              ======                 ========               ======
 Total Return(5)....................       (2.66)%(1)          (2.62)%(1)               40.11%               38.92%

SUPPLEMENTAL DATA AND RATIOS
 Net assets, end of period
   (000's)..........................    $201,598              $2,938                 $230,971               $  428
 Ratio of expenses to average net
   assets:
     Before expense reimbursement...        2.38%(2)            2.63%(2)                 2.39%                2.64%
     After expense reimbursement....        2.38%(2)            2.63%(2)                 2.39%                2.64%
 Ratio of net investment income
   (loss) to average net assets:
     Before expense reimbursement...        0.09%(2)           (0.16)%(2)                0.11%               (0.14)%
     After expense reimbursement....        0.09%(2)           (0.16)%(2)                0.11%               (0.14)%
 Portfolio turnover rate............         N/A                 N/A                      N/A                  N/A

------------------
(+) Commencement of operations.
(1) Not annualized.
(2) Annualized.
(3) Information presented relates to a share of capital stock outstanding for the entire period.
(4) Rate listed represents the portfolio turnover rate from January 1, 2000 through April 28, 2000 (date on which Feeder Fund entered into a master-feeder fund structure).
(5) The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(6) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.

                     See Notes to the Financial Statements.

                                                        THE INTERNET FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                                         ADVISOR CLASS A
    INVESTOR CLASS        ADVISOR CLASS A          INVESTOR CLASS           APRIL 26,             INVESTOR CLASS   INVESTOR CLASS
       FOR THE                FOR THE                 FOR THE                2001(+)                 FOR THE           FOR THE
      YEAR ENDED            YEAR ENDED               YEAR ENDED              THROUGH                YEAR ENDED       YEAR ENDED
     DECEMBER 31,          DECEMBER 31,             DECEMBER 31,          DECEMBER 31,             DECEMBER 31,     DECEMBER 31,
         2002                  2002                     2001                  2001                     2000             1999
    --------------        ---------------          --------------        ---------------          --------------   ---------------
       $  21.80               $21.75                  $  24.12               $23.50                  $  49.73        $    15.72
       --------               ------                  --------               ------                  --------        ----------
          (0.08)(6)            (0.12)(6)                 (0.17)               (0.12)(6)                 (0.76)            (0.30)
          (5.03)               (5.16)                    (2.15)               (1.63)                   (24.85)            34.33
       --------               ------                  --------               ------                  --------        ----------
          (5.11)               (5.28)                    (2.32)               (1.75)                   (25.61)            34.03
       --------               ------                  --------               ------                  --------        ----------
             --                   --                        --                   --                        --                --
             --                   --                        --                   --                        --             (0.02)
       --------               ------                  --------               ------                  --------        ----------
             --                   --                        --                   --                        --             (0.02)
       --------               ------                  --------               ------                  --------        ----------
       $  16.69               $16.47                  $  21.80               $21.75                  $  24.12        $    49.73
       ========               ======                  ========               ======                  ========        ==========
         (23.44)%             (24.28)%                   (9.62)%              (7.45)%(1)               (51.50)%          216.50%
       $189,618               $  507                  $297,793               $  975                  $432,978        $1,163,097
           2.42%                2.67%                     2.37%                2.62%(2)                  2.06%             2.00%
           2.42%                2.67%                     2.37%                2.62%(2)                  2.00%             2.00%
          (0.41)%              (0.66)%                   (0.61)%              (0.86)%(2)                (1.49)%           (1.29)%
          (0.41)%              (0.66)%                   (0.61)%              (0.86)%(2)                (1.43)%           (1.29)%
            N/A                  N/A                       N/A                  N/A                        21%(4)            89%

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 FINANCIAL HIGHLIGHTS

                                                              THE INTERNET
                                                          EMERGING GROWTH FUND
                                 -----------------------------------------------------------------------
                                 SIX MONTHS
                                    ENDED        FOR THE        FOR THE        FOR THE        FOR THE
                                  JUNE 30,      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                    2004       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                 (UNAUDITED)       2003           2002           2001           2000
                                 -----------   ------------   ------------   ------------   ------------
PER SHARE DATA(1)
  Net Asset Value,
    Beginning of Period.........   $ 4.28         $ 3.24         $ 4.30         $ 3.69         $10.00
                                   ------         ------         ------         ------         ------
  Income from Investment
    Operations:
    Net investment income
      (loss)....................     0.04           0.04          (0.08)         (0.03)         (0.03)
    Net realized and unrealized
      gain (loss) on
      investments...............    (0.04)          1.05          (0.98)          0.64          (6.28)
                                   ------         ------         ------         ------         ------
        Total gain (loss) from
          investment
          operations............     0.00(3)        1.09          (1.06)          0.61          (6.31)
                                   ------         ------         ------         ------         ------
  Less Distributions:
    From net investment
      income....................       --          (0.05)            --             --             --
    From net realized gains.....       --             --             --             --             --
                                   ------         ------         ------         ------         ------
        Total distributions.....       --          (0.05)            --             --             --
                                   ------         ------         ------         ------         ------
  Net Asset Value, End of
    Period......................   $ 4.28         $ 4.28         $ 3.24         $ 4.30         $ 3.69
                                   ======         ======         ======         ======         ======
  Total Return..................     0.00%(4)      33.56%        (24.65)%        16.53%        (63.10)%
SUPPLEMENTAL DATA AND RATIOS
  Net assets, end of period
    (000's).....................   $4,265         $4,677         $3,338         $5,277         $4,378
  Ratio of expenses to average
    net assets:
      Before expense
        reimbursement...........     3.74%(5)       3.64%          3.78%          4.17%          3.33%
      After expense
        reimbursement...........     2.74%(5)       2.74%          2.74%          2.74%          2.00%
  Ratio of net investment income
    (loss) to average net
    assets:
      Before expense
        reimbursement...........     0.22%(5)       0.11%         (3.03)%        (2.09)%        (1.76)%
      After expense
        reimbursement...........     1.22%(5)       1.01%         (1.99)%        (0.66)%        (0.43)%
  Portfolio turnover rate.......      N/A            N/A            N/A            N/A             17%(2)

------------------
(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Rate listed represents the portfolio turnover rate from January 1, 2000 through April 28, 2000 (date on which Feeder Fund entered into a master-feeder fund structure).
(3) The amount is less than $0.005 per share.
(4) Not Annualized.
(5) Annualized.

                     See Notes to the Financial Statements.

                      (This page intentionally left blank)

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 FINANCIAL HIGHLIGHTS

                                                        THE PARADIGM FUND
                                       ----------------------------------------------------
                                       INVESTOR CLASS    ADVISOR CLASS A    ADVISOR CLASS C
                                         SIX MONTHS        SIX MONTHS         SIX MONTHS
                                           ENDED              ENDED              ENDED
                                       JUNE 30, 2004      JUNE 30, 2004      JUNE 30, 2004
                                        (UNAUDITED)        (UNAUDITED)        (UNAUDITED)
                                       --------------    ---------------    ---------------
PER SHARE DATA(1)
  Net Asset Value,
    Beginning of Period..............     $ 14.91            $ 14.82            $14.73
                                          -------            -------            ------
  Income from Investment Operations:
    Net investment income (loss).....       (0.09)             (0.06)            (0.09)
    Net realized and unrealized gain
      (loss) on investments..........        0.39               0.35              0.34
                                          -------            -------            ------
         Total gain (loss) from
           investment operations.....        0.30               0.29              0.25
                                          -------            -------            ------
  Less Distributions:
    From net investment income.......          --                 --                --
    From net realized gains..........          --                 --                --
                                          -------            -------            ------
         Total distributions.........          --                 --                --
                                          -------            -------            ------
  Net Asset Value, End of Period.....     $ 15.21            $ 15.11            $14.98
                                          =======            =======            ======
  Total Return(6)....................        2.01%(4)           1.96%(4)          1.70%(4)
SUPPLEMENTAL DATA AND RATIOS
  Net assets, end of period
    (000's)..........................     $46,155            $18,585            $4,594
  Ratio of expenses to average net
    assets:
      Before expense reimbursement...        2.18%(5)           2.43%(5)          2.93%(5)
      After expense reimbursement....        2.18%(5)           2.43%(5)          2.93%(5)
  Ratio of net investment income
    (loss) to average net assets:
      Before expense reimbursement...       (0.65)%(5)         (0.90)%(5)        (1.40)%(5)
      After expense reimbursement....       (0.65)%(5)         (0.90)%(5)        (1.40)%(5)
  Portfolio turnover rate............         N/A                N/A               N/A

------------------
(+) Commencement of operations.
(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Rate listed represents the portfolio turnover rate from January 1, 2000 through April 28, 2000 (date on which Feeder Fund entered into a master-feeder fund structure).
(3) The amount is less than $0.005 per share.
(4) Not annualized.
(5) Annualized.
(6) The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(7) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.

                     See Notes to the Financial Statements.

                                                THE PARADIGM FUND
    ----------------------------------------------------------------------------------------------------------
    INVESTOR CLASS   ADVISOR CLASS A   ADVISOR CLASS C   INVESTOR CLASS   ADVISOR CLASS A     ADVISOR CLASS C
       FOR THE           FOR THE           FOR THE          FOR THE           FOR THE        JUNE 28, 2002 (+)
      YEAR ENDED       YEAR ENDED      YEAR ENDED (+)      YEAR ENDED        YEAR ENDED           THROUGH
     DECEMBER 31,     DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,       DECEMBER 31,
         2003             2003              2003              2002              2002               2002
    --------------   ---------------   ---------------   --------------   ----------------   -----------------
        $ 10.12          $ 10.07           $10.05            $10.61            $10.58             $10.64
        -------          -------           ------            ------            ------             ------
           0.05             0.08             0.02             (0.14)            (0.17)             (0.11)
           4.79             4.70             4.67             (0.35)            (0.34)             (0.48)
        -------          -------           ------            ------            ------             ------
           4.84             4.78             4.69             (0.49)            (0.51)             (0.59)
        -------          -------           ------            ------            ------             ------
          (0.05)           (0.03)           (0.01)               --                --                 --
             --               --               --                --                --                 --
        -------          -------           ------            ------            ------             ------
          (0.05)           (0.03)           (0.01)               --                --                 --
        -------          -------           ------            ------            ------             ------
        $ 14.91          $ 14.82           $14.73            $10.12            $10.07             $10.05
        =======          =======           ======            ======            ======             ======
          47.87%           47.47%           46.68%            (4.62)%           (4.82)%            (5.55)(4)
        $57,646          $13,157           $2,125            $5,044            $4,943             $  519
           2.24%            2.49%            2.99%             2.97%             3.22%              3.72%(5)
           1.74%            1.99%            2.49%             2.74%             2.99%              3.49%(5)
           0.57%            0.32%           (0.18)%           (1.61)%           (1.86)%            (2.36)%(5)
           1.07%            0.82%            0.32%            (1.38)%           (1.63)%            (2.13)%(5)
            N/A              N/A              N/A               N/A               N/A                N/A

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 FINANCIAL HIGHLIGHTS

                                                         THE PARADIGM FUND
                                       ------------------------------------------------------
                                       INVESTOR CLASS     ADVISOR CLASS A     INVESTOR CLASS
                                          FOR THE        APRIL 26, 2001(+)        FOR THE
                                         YEAR ENDED           THROUGH           YEAR ENDED
                                        DECEMBER 31,       DECEMBER 31,        DECEMBER 31,
                                            2001               2001                2000
                                       --------------    -----------------    ---------------
PER SHARE DATA(1)
  Net Asset Value,
    Beginning of Period..............      $10.40              $10.42             $10.00
                                           ------              ------             ------
  Income from Investment Operations:
    Net investment income (loss).....       (0.13)              (0.10)(7)          (0.00)(3)
    Net realized and unrealized gain
      (loss) on investments..........        0.34                0.26               0.40
                                           ------              ------             ------
         Total gain (loss) from
           investment operations.....        0.21                0.16               0.40
                                           ------              ------             ------
  Less Distributions:
    From net investment income.......          --                  --                 --
    From net realized gains..........          --                  --                 --
                                           ------              ------             ------
         Total distributions.........          --                  --                 --
                                           ------              ------             ------
  Net Asset Value, End of Period.....      $10.61              $10.58             $10.40
                                           ======              ======             ======
  Total Return(6)....................        2.02%               1.54%(4)           4.00%
SUPPLEMENTAL DATA AND RATIOS
  Net assets, end of period
    (000's)..........................      $4,817              $4,091             $3,803
  Ratio of expenses to average net
    assets:
      Before expense reimbursement...        3.47%               3.72%(5)           4.96%
      After expense reimbursement....        2.74%               2.99%(5)           2.00%
  Ratio of net investment income
    (loss) to average net assets:
      Before expense reimbursement...       (1.91)%             (2.16)%(5)         (3.02)%
      After expense reimbursement....       (1.18)%             (1.43)%(5)         (0.06)%
  Portfolio turnover rate............         N/A                 N/A                  5%(2)

------------------
(+) Commencement of operations.
(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Rate listed represents the portfolio turnover rate from January 1, 2000 through April 28, 2000 (date on which Feeder Fund entered into a master-feeder fund structure).
(3) The amount is less than $0.005 per share.
(4) Not annualized.
(5) Annualized.
(6) The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(7) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.

                     See Notes to the Financial Statements.

                      (This page intentionally left blank)

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 FINANCIAL HIGHLIGHTS

                                                                         THE MEDICAL FUND
                                        ----------------------------------------------------------------------------------
                                        INVESTOR CLASS        ADVISOR CLASS A        INVESTOR CLASS        ADVISOR CLASS A
                                          SIX MONTHS            SIX MONTHS              FOR THE                FOR THE
                                            ENDED                  ENDED               YEAR ENDED            YEAR ENDED
                                        JUNE 30, 2004          JUNE 30, 2004          DECEMBER 31,          DECEMBER 31,
                                         (UNAUDITED)            (UNAUDITED)               2003                  2003
                                        --------------        ---------------        --------------        ---------------
PER SHARE DATA(3)
 Net Asset Value, Beginning of
   Period.............................     $ 15.67                 $15.47               $ 12.72                 $12.61
                                           -------                 ------               -------                 ------
 Income from Investment Operations:
   Net investment loss................       (0.08)                 (0.10)                (0.25)                 (0.63)
   Net realized and unrealized gain
     (loss) on investments............        0.20                   0.19                  3.20                   3.49
                                           -------                 ------               -------                 ------
       Total gain (loss) from
         investment operations........        0.12                   0.09                  2.95                   2.86
                                           -------                 ------               -------                 ------
 Less Distributions:
   From net investment income.........          --                     --                    --                     --
   From net realized gains............          --                     --                    --                     --
                                           -------                 ------               -------                 ------
       Total distributions............          --                     --                    --                     --
                                           -------                 ------               -------                 ------
 Net Asset Value, End of Period.......     $ 15.79                 $15.56               $ 15.67                 $15.47
                                           =======                 ======               =======                 ======
 Total Return(5)......................        0.77%(1)               0.58%(1)             23.19%                 22.68%

SUPPLEMENTAL DATA AND RATIOS
 Net assets, end of period (000's)....     $21,237                 $  689               $23,695                 $  758
 Ratio of expenses to average net
   assets:
     Before expense reimbursement.....        2.65%(2)               2.90%(2)              2.52%                  2.77%
     After expense reimbursement......        2.48%(2)               2.73%(2)              2.52%                  2.77%
 Ratio of net investment loss to
   average net assets:
     Before expense reimbursement.....       (1.13)%(2)             (1.38)%(2)            (1.55)%                (1.80)%
     After expense reimbursement......       (0.96)%(2)             (1.21)%(2)            (1.55)%                (1.80)%
 Portfolio turnover rate..............         N/A                                          N/A                    N/A

------------------
(+) Commencement of operations.
(1) Not annualized.
(2) Annualized.
(3) Information presented relates to a share of capital stock outstanding for the entire period.
(4) Rate listed represents the portfolio turnover rate from January 1, 2000 through April 28, 2000 (date on which Feeder Fund entered into a master-feeder fund structure).
(5) The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(6) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.

                     See Notes to the Financial Statements.

                                                       THE MEDICAL FUND
    -----------------------------------------------------------------------------------------------------------------------
                                                                                                             INVESTOR CLASS
    INVESTOR CLASS           ADVISOR CLASS A           INVESTOR CLASS    ADVISOR CLASS A    INVESTOR CLASS   SEPTEMBER 30,
       FOR THE                   FOR THE                  FOR THE       APRIL 26, 2001(+)      FOR THE          1999(+)
      YEAR ENDED               YEAR ENDED                YEAR ENDED          THROUGH          YEAR ENDED        THROUGH
     DECEMBER 31,             DECEMBER 31,              DECEMBER 31,      DECEMBER 31,       DECEMBER 31,     DECEMBER 31,
         2002                     2002                      2001              2001               2000             1999
    --------------           ---------------           --------------   -----------------   --------------   --------------
        $ 18.06                  $18.01                    $ 20.98            $18.24            $ 13.35          $10.00
        -------                  ------                    -------            ------            -------          ------
          (0.21)                  (0.24)                     (0.25)            (0.17)(6)          (0.15)          (0.02)
          (5.05)                  (5.08)                     (2.64)            (0.03)              7.78            3.37
        -------                  ------                    -------            ------            -------          ------
          (5.26)                  (5.32)                     (2.89)            (0.20)              7.63            3.35
        -------                  ------                    -------            ------            -------          ------
             --                      --                         --                --                 --              --
          (0.08)                  (0.08)                     (0.03)            (0.03)                --              --
        -------                  ------                    -------            ------            -------          ------
          (0.08)                  (0.08)                     (0.03)            (0.03)                --              --
        -------                  ------                    -------            ------            -------          ------
        $ 12.72                  $12.61                    $ 18.06            $18.01            $ 20.98          $13.35
        =======                  ======                    =======            ======            =======          ======
         (29.14)%                (29.56)%                   (13.77)%           (1.09)%(1)         57.15%          33.50%(1)
        $22,604                  $  794                    $40,416            $1,203            $63,314          $6,944
           2.55%                   2.80%                      2.28%             2.53%(2)           2.21%           5.99%(2)
           2.55%                   2.80%                      2.28%             2.53%(2)           2.00%           2.00%(2)
          (1.49)%                 (1.74)%                    (1.17)%           (1.42)%(2)         (1.24)%         (5.24)%(2)
          (1.49)%                 (1.74)%                    (1.17)%           (1.42)%(2)         (1.03)%         (1.25)%(2)
            N/A                     N/A                        N/A               N/A                  1%(4)           1%

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 FINANCIAL HIGHLIGHTS

                                                              THE SMALL CAP OPPORTUNITIES FUND
                                        -----------------------------------------------------------------------------
                                        INVESTOR CLASS        ADVISOR CLASS A        INVESTOR CLASS   ADVISOR CLASS A
                                          SIX MONTHS            SIX MONTHS              FOR THE           FOR THE
                                            ENDED                  ENDED               YEAR ENDED       YEAR ENDED
                                        JUNE 30, 2004          JUNE 30, 2004          DECEMBER 31,     DECEMBER 31,
                                         (UNAUDITED)            (UNAUDITED)               2003             2003
                                        --------------        ---------------        --------------   ---------------
PER SHARE DATA(3)
 Net Asset Value,
   Beginning of Period................     $ 16.55                 $16.50                $ 10.04          $10.03
                                           -------                 ------                -------          ------
 Income from Investment Operations:
   Net investment income (loss).......        0.15(6)                0.12(6)                0.25            0.15
   Net realized and unrealized gain
     (loss) on investments............        0.36                   0.37                   6.43            6.47
                                           -------                 ------                -------          ------
       Total gain (loss) from
         investment operations........        0.51                   0.49                   6.68            6.62
                                           -------                 ------                -------          ------
 Less Distributions:
   From net investment income.........          --                     --                  (0.17)          (0.15)
   From net realized gains............          --                     --                     --              --
                                           -------                 ------                -------          ------
       Total distributions............          --                     --                  (0.17)          (0.15)
                                           -------                 ------                -------          ------
 Net Asset Value, End of Period.......     $ 17.06                 $16.99                $ 16.55          $16.50
                                           =======                 ======                =======          ======
 Total Return(5)......................        3.08%(1)               2.97%(1)              66.51%          65.98%
SUPPLEMENTAL DATA AND RATIOS
 Net assets, end of period (000's)....     $21,237                 $2,290                $23,665          $2,075
 Ratio of expenses to average net
   assets:
     Before expense reimbursement.....        2.26%(2)               2.51%(2)               2.34%           2.59%
     After expense reimbursement......        2.26%(2)               2.51%(2)               2.34%           2.59%
 Ratio of net investment income (loss)
   to average net assets:
     Before expense reimbursement.....        1.68%(2)               1.43%(2)               2.14%           1.89%
     After expense reimbursement......        1.68%(2)               1.43%(2)               2.14%           1.89%
 Portfolio turnover rate..............         N/A                    N/A                    N/A             N/A

------------------
(+) Commencement of operations.
(1) Not annualized.
(2) Annualized.
(3) Information presented relates to a share of capital stock outstanding for the entire period.
(4) Rate listed represents the portfolio turnover rate from January 1, 2000 through April 28, 2000 (date on which Feeder Fund entered into a master-feeder fund structure).
(5) The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(6) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(7) The amount listed is less than $0.005 per share.

                     See Notes to the Financial Statements.

                                 THE SMALL CAP OPPORTUNITIES FUND
    -------------------------------------------------------------------------------------------
                                                                                 INVESTOR CLASS
    INVESTOR CLASS   ADVISOR CLASS A          INVESTOR CLASS                       MARCH 20,
       FOR THE           FOR THE                 FOR THE                            2000(+)
      YEAR ENDED       YEAR ENDED               YEAR ENDED     ADVISOR CLASS A      THROUGH
     DECEMBER 31,     DECEMBER 31,             DECEMBER 31,     DECEMBER 31,      DECEMBER 31,
         2002             2002                     2001            2001(+)            2000
    --------------   ---------------          --------------   ---------------   --------------
        $14.50           $14.50                   $11.10           $14.50            $10.00
        ------           ------                   ------           ------            ------
         (0.18)(6)        (0.20)(6)                (0.19)(6)           --             (0.00)(7)
         (4.21)           (4.20)                    3.59               --              1.10
        ------           ------                   ------           ------            ------
         (4.39)           (4.40)                    3.40               --              1.10
        ------           ------                   ------           ------            ------
            --               --                       --               --                --
         (0.07)           (0.07)                      --               --                --
        ------           ------                   ------           ------            ------
         (0.07)           (0.07)                      --               --                --
        ------           ------                   ------           ------            ------
        $10.04           $10.03                   $14.50           $14.50            $11.10
        ======           ======                   ======           ======            ======
        (30.28)%         (30.35)%                  30.63%            0.00%(1)         11.00%(1)
        $3,313           $  172                   $9,266           $    1            $  517
          2.95%            3.20%                    3.73%             N/A             24.50%(2)
          2.74%            2.99%                    2.74%             N/A              2.00%(2)
         (1.59)%          (1.84)%                  (2.37)%            N/A            (22.59)%(2)
         (1.38)%          (1.63)%                  (1.38)%            N/A             (0.09)%(2)
           N/A              N/A                      N/A              N/A                 8%(4)

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 FINANCIAL HIGHLIGHTS

                                                  THE KINETICS GOVERNMENT MONEY MARKET FUND
                                  -------------------------------------------------------------------------
                                                                                               FEBRUARY 3,
                                   SIX MONTHS       FOR THE        FOR THE        FOR THE        2000(+)
                                      ENDED        YEAR ENDED     YEAR ENDED     YEAR ENDED      THROUGH
                                  JUNE 30, 2004   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                   (UNAUDITED)        2003           2002           2001           2000
                                  -------------   ------------   ------------   ------------   ------------
PER SHARE DATA(3)
 Net Asset Value, Beginning of
   Period........................    $ 1.00          $ 1.00        $   1.00       $  1.00        $  1.00
                                     ------          ------        --------       -------        -------
 Income from Investment
   Operations:
   Net investment income.........        --              --            0.00(4)       0.02           0.04
   Net realized and unrealized
     gain on investments.........        --              --              --            --             --
                                     ------          ------        --------       -------        -------
       Total gain from investment
         operations..............        --              --            0.00(4)       0.02           0.04
                                     ------          ------        --------       -------        -------
 Less Distributions:
   From net investment income....        --              --           (0.00)(4)     (0.02)         (0.04)
   From net realized gains.......        --              --              --            --             --
                                     ------          ------        --------       -------        -------
       Total distributions.......        --              --              --         (0.02)         (0.04)
                                     ------          ------        --------       -------        -------
 Net Asset Value, End of
   Period........................    $ 1.00          $ 1.00        $   1.00       $  1.00        $  1.00
                                     ======          ======        ========       =======        =======
 Total Return....................      0.00%(1)        0.00%           0.22%         2.36%          4.20%(1)
SUPPLEMENTAL DATA AND RATIOS
 Net assets, end of period
   (000's).......................    $2,735          $3,048        $128,657       $94,886        $21,532
 Ratio of expenses to average net
   assets:
     Before expense
       reimbursement.............      2.66%(2)        1.32%           1.29%         1.35%          1.43%(2)
     After expense
       reimbursement.............      0.76%(2)        0.94%           1.23%         1.24%          1.25%(2)
 Ratio of net investment income
   (loss) to average net assets:
     Before expense
       reimbursement.............     (1.90)%(2)      (0.38)%          0.13%         2.12%          4.61%(2)
     After expense
       reimbursement.............      0.00%(2)        0.00%           0.19%         2.23%          4.79%(2)
 Portfolio turnover rate.........       N/A             N/A             N/A           N/A            N/A

------------------
(+)  Commencement of operations.
(1)  Not annualized.
(2)  Annualized.
(3) Information presented relates to a share of capital stock outstanding for the entire period.
(4)  The amount listed is less than $0.005 per share.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET PORTFOLIO
 Portfolio of Investments -- June 30, 2004 (Unaudited)

COMMON STOCKS -- 61.96%+                       SHARES          VALUE
------------------------------------------------------------------------
ACCESS/BROADBAND -- 5.54%+
PrimaCom AG ADR*.........................        610,000    $    463,600
UnitedGlobalCom, Inc. -- Class A*(2).....      1,500,000      10,890,000
                                                            ------------
                                                              11,353,600
                                                            ------------
BUSINESS SERVICES -- 9.18%+
eSPEED, Inc. -- Class A*.................        100,000       1,765,000
Greg Manning Auctions, Inc.*.............        144,000       2,203,200
Kroll, Inc.*.............................        360,000      13,276,800
Ritchie Bros. Auctioneers Incorporated...         54,000       1,571,940
                                                            ------------
                                                              18,816,940
                                                            ------------
CELLULAR TELECOM SERVICES -- 0.37%+
China Mobile Limited ADR.................         50,000         758,000
                                                            ------------
COMPUTER HARDWARE/SOFTWARE -- 2.46%+
Comdisco Holding Company, Inc.*(2).......        194,400       5,054,400
                                                            ------------
COMPUTER SERVICES -- 6.06%+
Anteon International Corporation*........         24,000         782,880
CACI International, Inc. -- Class A*.....        248,000      10,029,120
ManTech International Corporation --
  Class A*...............................         72,000       1,351,440
SunGard Data Systems, Inc.*..............         10,000         260,000
                                                            ------------
                                                              12,423,440
                                                            ------------
CONSULTING SERVICES -- 0.40%+
FTI Consulting, Inc.*(2).................         50,000         825,000
                                                            ------------
E-BUSINESS SERVICES -- 4.49%+
Harris Interactive, Inc.*................      1,080,000       7,257,600
NetRatings, Inc.*........................        120,000       1,954,800
                                                            ------------
                                                               9,212,400
                                                            ------------
E-COMMERCE -- 10.32%+
CheckFree Corporation*...................         40,000      12,000,000
eBay, Inc.*(1)...........................         36,000       3,310,200
Getty Images, Inc.*......................         32,900       1,974,000
MarketWatch.com, Inc.*...................        244,000       2,862,120
WebMD Corporation*(1)....................        109,000       1,015,880
                                                            ------------
                                                              21,162,200
                                                            ------------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET PORTFOLIO
 Portfolio of Investments -- June 30, 2004 (Unaudited) -- (Continued)

                                               SHARES          VALUE
------------------------------------------------------------------------
HOLDING COMPANY -- 7.62%+
GroupeBruxelles Lambert S.A..............         50,000    $  3,196,748
Leucadia National Corporation............        250,000      12,425,000
                                                            ------------
                                                              15,621,748
                                                            ------------
INFRASTRUCTURE -- 3.12%+
Lynch Interactive Corporation*...........        185,000       6,388,975
Sunshine PCS Corporation -- Class A*.....        149,890          14,240
                                                            ------------
                                                               6,403,215
                                                            ------------
MEDIA CONTENT -- 10.11%+
Marvel Enterprises, Inc.*................            322           6,285
The E.W. Scripps Company.................            800          84,000
The Washington Post Company -- Class B...         22,000      20,646,222
                                                            ------------
                                                              20,736,507
                                                            ------------
SCHOOLS -- 1.20%+
University of Phoenix Online*............         28,000       2,452,520
                                                            ------------
WIRELESS INFRASTRUCTURE -- 1.09%+
QUALCOMM, Inc. ..........................          8,000         583,840
Research In Motion Limited*..............         24,000       1,642,800
                                                            ------------
                                                               2,226,640
                                                            ------------
TOTAL COMMON STOCKS
  (cost $132,889,519)....................                    127,046,610
                                                            ------------

PREFERRED STOCKS -- 3.24%+
------------------------------------------------------------------------
CABLE TELEVISION PROVIDER -- 0.16%+
Adelphia Communications Corporation --
  Series E, Conv, 7.500%, 11/15/2004
  (Default Effective 8/15/2002)*.........        190,000         324,900
                                                            ------------
E-COMMERCE -- 3.08%+
InterActiveCorp -- Series A, Conv,
  1.990%, 2/4/2022.......................        108,104       6,324,084
                                                            ------------
TOTAL PREFERRED STOCKS
  (cost $5,721,979)......................                      6,648,984
                                                            ------------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET PORTFOLIO
 Portfolio of Investments -- June 30, 2004 (Unaudited) -- (Continued)

                                              PRINCIPAL
CORPORATE BONDS -- 1.99%+                      AMOUNT          VALUE
------------------------------------------------------------------------
ACCESS/BROADBAND -- 0.71%+
UnitedGlobalCom, Inc., CLB, 10.750%,
  2/15/2008 (Default Effective
  10/16/2003)*(+)++......................    $ 2,000,000    $  1,462,500
                                                            ------------
INTERNET TECHNOLOGY INFRASTRUCTURE --
  1.28%+
Level 3 Communications, Inc., CLB,
  0.000%, 3/15/2010*(+)(2)...............      3,600,000       2,628,000
                                                            ------------
TOTAL CORPORATE BONDS
  (cost $4,716,234)......................                      4,090,500
                                                            ------------

CORPORATE BONDS --
CONVERTIBLE -- 2.92%+
------------------------------------------------------------------------
CABLE TELEVISION PROVIDER -- 0.04%+
Adelphia Communications Corporation,
  Conv, 6.000%, 2/15/2006 (Default
  Effective 8/12/2002)*..................        200,000          75,000
                                                            ------------
INTERNET TECHNOLOGY INFRASTRUCTURE --
  1.41%+
Level 3 Communications, Inc., CLB,
  6.000%, 3/15/2010......................      4,600,000       2,892,250
                                                            ------------
VENTURE CAPITAL -- 1.47%+
Safeguard Scientifics, Inc., CLB, 5.000%,
  6/15/2006..............................      3,000,000       3,015,000
                                                            ------------
TOTAL CORPORATE BONDS -- CONVERTIBLE
  (cost $4,603,014)......................                      5,982,250
                                                            ------------

RIGHTS -- 2.52%+                               SHARES
------------------------------------------------------------------------
CONTINGENT VALUE RIGHTS -- 2.52%+
Comdisco Holding Company, Inc.#*.........     12,000,699       5,160,301
                                                            ------------
TOTAL RIGHTS (cost $3,161,089)...........                      5,160,301
                                                            ------------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET PORTFOLIO
 Portfolio of Investments -- June 30, 2004 (Unaudited) -- (Continued)

PUT OPTIONS PURCHASED -- 0.07%+               CONTRACTS        VALUE
------------------------------------------------------------------------
eBAY, Inc.
  Expiring January 2005 at $20.00........            100    $        750
  Expiring January 2005 at $35.00........             50             500
                                                            ------------
                                                                   1,250
                                                            ------------
Electronic Arts Inc.
  Expiring January 2005 at $25.00........            100           1,250
                                                            ------------
Internet HOLDRs Trust
  Expiring January 2006 at $60.00........              7           5,250
                                                            ------------
iShares Goldman Sachs Networking Index
  Fund
  Expiring September 2004 at $45.00......            100         130,000
                                                            ------------
TOTAL PUT OPTIONS
  (cost $243,746)........................                        137,750
                                                            ------------
SHORT-TERM                                    PRINCIPAL
INVESTMENTS -- 27.83%+                         AMOUNT
------------------------------------------------------------------------
DISCOUNT NOTES -- 27.82%+
Federal Home Loan Bank Discount Note,
  1.0000%, 7/1/2004......................    $57,038,000      57,038,000
                                                            ------------
INVESTMENT COMPANIES -- 0.01%+
First American Prime Obligations Fund --
  Class I................................         28,849          28,849
                                                            ------------
TOTAL SHORT-TERM INVESTMENTS
  (cost $57,066,849).....................                     57,066,849
                                                            ------------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET PORTFOLIO
 Portfolio of Investments -- June 30, 2004 (Unaudited) -- (Continued)

INVESTMENTS PURCHASED
WITH CASH PROCEEDS                            PRINCIPAL
FROM SECURITIES                                AMOUNT
LENDING -- 5.35%+                             OF SHARES        VALUE
------------------------------------------------------------------------
COMMERCIAL PAPER -- 0.99%+
Lehman Brothers Commercial Paper,
  0.000%, 7/19/2004 (Cost $2,023,086)....    $ 2,023,086    $  2,023,086
                                                            ------------
MONEY MARKET FUNDS -- 1.07%+
AIM Liquid Assets
  Portfolio -- Institutional Class.......      1,416,160       1,416,160
Merrill Lynch Premier Institutional
  Fund...................................        785,632         785,632
                                                            ------------
TOTAL MONEY MARKET FUNDS
  (cost $2,201,792)......................                      2,201,792
                                                            ------------
REPURCHASE AGREEMENTS -- 3.29%+
CS First Boston Repurchase Agreement,
  1.580%, 7/1/2004 (Cost
     $6,743,622)(3)......................    $ 6,743,622       6,743,622
                                                            ------------
TOTAL INVESTMENTS PURCHASED WITH CASH
  PROCEEDS FROM SECURITIES LENDING
  (cost $10,968,500).....................                     10,968,500
                                                            ------------
TOTAL INVESTMENTS -- 105.88%+
  (cost $219,370,930)....................                   $217,101,744
                                                            ============

------------------

* -- Non-income producing security.
(+) -- Security has a stepped rate. The rate listed is as of June 30, 2004.
+ -- Calculated as a percentage of net assets.
++ -- Fair Valued Security.
# -- Contingent value right (contingent upon profitability of company).
ADR -- American Depository Receipts.
(1) -- All or a portion of the shares have been committed as collateral for written option contracts.
(2) -- This security or a portion of this security was out on loan at June 30, 2004. Total loaned securities had a market value of $10,304,558 at June 30, 2004.
(3) -- Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET EMERGING GROWTH PORTFOLIO
 Portfolio of Investments -- June 30, 2004 (Unaudited)

COMMON STOCKS -- 61.20%+                           SHARES       VALUE
------------------------------------------------------------------------
ACCESS/BROADBAND -- 1.93%+
PrimaCom AG ADR*..............................       4,750    $    3,610
UTStarcom, Inc.*..............................       2,600        78,650
                                                              ----------
                                                                  82,260
                                                              ----------
BROADCAST SERVICES -- 0.13%+
Liberty Media Corporation -- Class A*.........         504         4,531
Liberty Media International, Inc. -- Class
  A*..........................................          25           935
                                                              ----------
                                                                   5,466
                                                              ----------
BUSINESS SERVICES -- 19.20%+
eSPEED, Inc. -- Class A*......................      10,000       176,500
FactSet Research Systems, Inc. ...............         400        18,908
Interactive Data Corporation*.................      13,000       226,460
John H. Harland Company.......................       1,000        29,350
Valassis Communications, Inc.*................       2,300        70,081
Websense, Inc.*...............................       8,000       297,840
                                                              ----------
                                                                 819,139
                                                              ----------
COMPUTER HARDWARE/SOFTWARE -- 5.67%+
Comdisco Holding Company, Inc.*(2)............       9,300       241,800
                                                              ----------
COMPUTER SERVICES -- 3.59%+
SI International, Inc.*.......................       7,500       152,925
                                                              ----------
DISTRIBUTION/WHOLESALE -- 1.69%+
Navarre Corporation*..........................       5,000        71,950
                                                              ----------
E-BUSINESS SERVICES -- 3.32%+
NetRatings, Inc.*.............................       6,700       109,143
Digital River, Inc.*..........................       1,000        32,630
                                                              ----------
                                                                 141,773
                                                              ----------
HOLDINGS COMPANY -- 4.98%+
Groupe Bruxelles Lambert S.A. ................       1,200        76,721
Naspers Limited ADR...........................       1,847       135,755
                                                              ----------
                                                                 212,476
                                                              ----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET EMERGING GROWTH PORTFOLIO
 Portfolio of Investments -- June 30, 2004 (Unaudited) -- (Continued)

COMMON STOCKS -- 61.20%+                           SHARES       VALUE
------------------------------------------------------------------------
INTERNET SEARCH ENGINES -- 0.76%+
Netease.com, Inc. ADR*........................         240    $    9,917
SINA Corp*....................................         500        16,495
Sohu.com, Inc.*...............................         300         5,964
                                                              ----------
                                                                  32,376
                                                              ----------
INFRASTRUCTURE -- 9.49%+
IDT Corporation*..............................       5,300        95,559
IDT Corporation -- Class B*...................       5,300        97,732
Lynch Interactive Corporation*................       6,100       210,664
Sunshine PCS Corporation -- Class A*..........       6,000           570
                                                              ----------
                                                                 404,525
                                                              ----------
INTERNET TECHNOLOGY/HARDWARE -- 1.30%+
CompuCom Systems, Inc.*.......................      12,200        55,388
                                                              ----------
INTERNET TECHNOLOGY/SOFTWARE -- 4.32%+
ActivCard Corporation*........................       7,500        54,450
Imergent, Inc.*...............................       2,500        17,450
Lionbridge Technologies, Inc.*................       4,000        30,600
ProQuest Company*.............................       3,000        81,750
                                                              ----------
                                                                 184,250
                                                              ----------
MULTIMEDIA -- 0.56%+
Gemstar -- TV Guide International, Inc.*......       5,000        24,000
                                                              ----------
TELECOMMUNICATIONS -- 0.60%+
Warwick Valley Telephone Company..............       1,200        25,500
                                                              ----------
TITLE INSURANCE -- 3.66%+
Fidelity National Financial, Inc. ............       4,173       155,820
                                                              ----------
TOTAL COMMON STOCKS
  (cost $1,984,127)...........................                 2,609,648
                                                              ----------
PREFERRED STOCKS -- 0.09%
------------------------------------------------------------------------
WEB HOSTING/DESIGN -- 0.09%+
PTV, Inc. -- Series A, CLB, 10.000%,
  01/10/2023..................................         500         3,800
                                                              ----------
TOTAL PREFERRED STOCKS
  (cost $3,875)...............................                     3,800
                                                              ----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET EMERGING GROWTH PORTFOLIO
 Portfolio of Investments -- June 30, 2004 (Unaudited) -- (Continued)

                                                  PRINCIPAL
CORPORATE BONDS -- 4.88%+                          AMOUNT        VALUE
-------------------------------------------------------------------------
INFRASTRUCTURE -- 4.88%+
RCN Corporation, CLB, 11.125%, 10/15/2007 (In
  Default)*(+)................................    $200,000     $  117,000
Level Three Communications, Inc., CLB, 0.000%,
  3/15/2010*(+)...............................     125,000         91,250
                                                               ----------
TOTAL CORPORATE BONDS
  (cost $224,594).............................                    208,250
                                                               ----------
CORPORATE BONDS -- CONVERTIBLE -- 3.37%+
-------------------------------------------------------------------------
INFRASTRUCTURE -- 3.37%+
Conexant Systems, Inc., CLB, 4.000%,
  2/1/2007....................................     150,000        143,625
                                                               ----------
TOTAL CORPORATE BONDS -- CONVERTIBLE
  (cost $106,139).............................                    143,625
                                                               ----------
RIGHTS -- 5.85%+                                   SHARES
-------------------------------------------------------------------------
CONTINGENT VALUE RIGHTS -- 5.85%+
Comdisco Holding Company, Inc.#*..............     581,000        249,830
                                                               ----------
TOTAL RIGHTS (cost $245,273)..................                    249,830
                                                               ----------
                                                  PRINCIPAL
SHORT-TERM INVESTMENTS -- 25.11%+                  AMOUNT
-------------------------------------------------------------------------
DISCOUNT NOTES -- 20.99%+
Federal Home Loan Bank Discount Note, 1.0000%,
  07/01/2004..................................    $895,000        895,000
                                                               ----------
VARIABLE RATE DEMAND NOTES** -- 4.12%+
American Family, 0.8811%......................      43,854         43,854
U.S. Bank, N.A., 1.1100%......................      69,812         69,812
Wisconsin Corporate Central Credit Union,
  1.0300%.....................................      62,030         62,030
                                                               ----------
                                                                  175,696
                                                               ----------
TOTAL SHORT-TERM INVESTMENTS
  (cost $1,070,696)...........................                  1,070,696
                                                               ----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET EMERGING GROWTH PORTFOLIO
 Portfolio of Investments -- June 30, 2004 (Unaudited) -- (Continued)

INVESTMENTS PURCHASED WITH CASH                   PRINCIPAL
PROCEEDS FROM SECURITIES                           AMOUNT
LENDING -- 6.11%+                                 OF SHARES      VALUE
-------------------------------------------------------------------------
COMMERCIAL PAPER -- 1.13%+
Lehman Brothers Commercial Paper,
  0.000%, 7/19/2004 (Cost $48,030)............    $ 48,030     $   48,030
                                                               ----------
MONEY MARKET FUNDS -- 1.23%+
AIM Liquid Assets Portfolio -- Institutional
  Class.......................................      33,621         33,621
Merrill Lynch Premier Institutional Fund......      18,651         18,651
                                                               ----------
TOTAL MONEY MARKET FUNDS
  (cost $52,272)..............................                     52,272
                                                               ----------
REPURCHASE AGREEMENTS -- 3.75%+
CS First Boston Repurchase Agreement,
  1.580%, 7/1/2004 (Cost $160,098)(3).........    $160,098        160,098
                                                               ----------
TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS
  FROM SECURITIES LENDING
  (cost $260,400).............................                    260,400
                                                               ----------
TOTAL INVESTMENTS -- 106.61%+
  (cost $3,895,104)...........................                 $4,546,249
                                                               ==========

------------------

* -- Non-income producing security.
** -- Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2004.
(+) -- Security has a stepped rate. The rate is listed as of June 30, 2004.
ADR -- American Depository Receipts.
+ -- Calculated as a percentage of net assets.
# -- Contingent value right (contingent upon profitability of company).
(2) -- This security or a portion of this security was out on loan at June 30, 2004. Total loaned securities had a market value of $241,800 at June 30, 2004.
(3) -- Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE PARADIGM PORTFOLIO
 Portfolio of Investments -- June 30, 2004 (Unaudited)

COMMON STOCKS -- 92.80%+                        SHARES        VALUE
----------------------------------------------------------------------
AIRLINES -- 1.42%+
China Eastern Airlines Corporation Limited
  ADR*(2)...................................      25,000   $   496,500
China Southern Airlines Corporation Limited
  ADR*(2)...................................      25,000       492,800
                                                           -----------
                                                               989,300
                                                           -----------
AUTO INSURANCE -- 4.42%+
The Progressive Corporation.................      36,000     3,070,800
                                                           -----------
AUTO MANUFACTURING -- 0.03%+
Great Wall Automobile Holdings Company,
  Limited*..................................      20,000        20,129
                                                           -----------
BEVERAGES -- 0.01%+
Taittinger S.A. ............................          25         5,323
                                                           -----------
BUSINESS SERVICES -- 1.19%+
Iron Mountain Incorporated*.................       1,000        48,260
Moody's Corporation.........................      12,000       775,920
                                                           -----------
                                                               824,180
                                                           -----------
COMPUTER SERVICES -- 1.05%+
CACI International, Inc. -- Class A*........      18,000       727,920
                                                           -----------
CONSULTING SERVICES -- 0.05%+
FTI Consulting, Inc.*.......................       2,000        33,000
                                                           -----------
DATA PROCESSING SERVICES -- 2.31%+
First Data Corporation......................      36,000     1,602,720
                                                           -----------
DOMESTIC UTILITIES-ELECTRIC -- 3.24%+
Allegheny Energy, Inc.*.....................      24,000       369,840
PG&E Corporation*...........................      60,000     1,676,400
TXU Corporation.............................       5,000       202,550
                                                           -----------
                                                             2,248,790
                                                           -----------
ENERGY-EXPLORATION & PRODUCTION -- 4.82%+
EnCana Corporation..........................       1,800        77,688
Suncor Energy, Inc. ........................     128,000     3,278,080
                                                           -----------
                                                             3,355,768
                                                           -----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE PARADIGM PORTFOLIO
 Portfolio of Investments -- June 30, 2004 (Unaudited) -- (Continued)

                                                SHARES        VALUE
----------------------------------------------------------------------
ENERGY-INTEGRATED -- 0.17%+
PetroChina Company Limited ADR..............       2,000   $    92,600
Statoil ASA ADR.............................       2,000        25,440
                                                           -----------
                                                               118,040
                                                           -----------
ENERGY-PIPELINE -- 12.29%+
El Paso Corporation.........................     540,000     4,255,200
The Williams Companies, Inc. ...............     360,000     4,284,000
                                                           -----------
                                                             8,539,200
                                                           -----------
FINANCE -- 8.30%+
Deutsche Boerse AG..........................         400        20,415
Equifax, Inc. ..............................         100         2,475
Euronext NV.................................       9,600       266,884
Hong Kong Exchanges & Clearing Limited......      36,000        73,848
Legg Mason, Inc. ...........................      12,000     1,092,120
London Stock Exchange PLC...................       8,000        53,099
M&T Bank Corporation........................      36,000     3,142,800
The Student Loan Corporation................         600        81,900
Wells Fargo & Company.......................      18,000     1,030,140
                                                           -----------
                                                             5,763,681
                                                           -----------
FOOD-MISC/DIVERSIFIED -- 0.05%+
McCormick & Company, Incorporated...........       1,000        34,000
                                                           -----------
FOREIGN UTILITIES-ELECTRIC -- 1.79%+
Huaneng Power International, Inc. ADR.......       2,000        72,400
Korea Electric Power Corporation ADR(2).....     128,000     1,172,480
                                                           -----------
                                                             1,244,880
                                                           -----------
HOLDING COMPANIES -- 14.16%+
Berkshire Hathaway Inc. -- Class B*.........       1,400     4,137,000
Brascan Corporation -- Class A..............       1,500        42,360
Groupe Bruxelles Lambert S.A. ..............       2,000       127,870
Loews Corporation...........................      12,000       719,520
Leucadia National Corporation...............      84,000     4,174,800
Pargesa Holding AG -- Class B...............          48       129,313
Wesco Financial Corporation.................       1,400       506,800
                                                           -----------
                                                             9,837,663
                                                           -----------
HOSPITALITY -- 0.01%+
Societe du Lourve...........................         100         9,526
                                                           -----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE PARADIGM PORTFOLIO
 Portfolio of Investments -- June 30, 2004 (Unaudited) -- (Continued)

                                                SHARES        VALUE
----------------------------------------------------------------------
INDEPENDENT POWER PRODUCER -- 5.46%+
Reliant Energy Inc.*........................     270,000   $ 2,924,100
Texas Genco Holdings, Inc. .................      19,200       865,728
                                                           -----------
                                                             3,789,828
                                                           -----------
INSURANCE-DIVERSIFIED -- 0.03%+
China Life Insurance Company, Limited
  ADR*......................................       1,000        23,690
                                                           -----------
MEDIA CONTENT -- 8.33%+
Dow Jones & Company, Inc. ..................         100         4,510
Meredith Corporation........................       2,000       109,920
Pearson PLC ADR.............................       1,175        14,664
The E.W. Scripps Company -- Class A.........       3,600       378,000
The New York Times Company -- Class A.......         600        26,826
The Walt Disney Company.....................       1,850        47,157
The Washington Post Company -- Class B......       5,600     5,208,056
                                                           -----------
                                                             5,789,133
                                                           -----------
MINING -- 0.97%+
Anglo American PLC ADR(2)...................      32,000       667,840
                                                           -----------
PHARMACEUTICALS -- 0.29%+
China Pharmaceutical Group Limited..........     720,000       198,467
                                                           -----------
PROPERTY/CASUALTY INSURANCE-DIVERSIFIED -- 8.87%+
Alleghany Corporation*......................         612       175,644
PICC Property and Casualty Company,
  Limited*..................................     180,000        69,233
White Mountains Insurance Group, Ltd. ......      11,600     5,916,000
                                                           -----------
                                                             6,160,877
                                                           -----------
PUBLIC THOROUGHFARES -- 2.37%+
Anhui Expressway Company, Limited...........     600,000       251,930
Jiangsu Express Company, Limited............     800,000       384,625
Shenzhen Expressway Company Limited.........     900,000       294,238
Sichuan Expressway Company Limited..........   2,400,000       289,238
Zhejiang Expressway Company, Limited........     600,000       426,934
                                                           -----------
                                                             1,646,965
                                                           -----------
PUBLISHING -- 0.09%+
John Wiley & Sons, Inc. -- Class B..........       2,000        64,800
                                                           -----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE PARADIGM PORTFOLIO
 Portfolio of Investments -- June 30, 2004 (Unaudited) -- (Continued)

                                                SHARES        VALUE
----------------------------------------------------------------------
REAL ESTATE DEVELOPMENT -- 0.25%+
Forest City Enterprises, Inc. -- Class A....       1,000   $    53,000
Texas Pacific Land Trust....................       1,800       117,648
                                                           -----------
                                                               170,648
                                                           -----------
REAL ESTATE DIVERSIFIED -- 0.08%+
Vornado Realty Trust........................       1,000        57,110
                                                           -----------
RE-INSURANCE -- 0.47%+
Montpelier Re Holdings, Ltd. ...............       4,000       139,800
Renaissance Re Holdings, Ltd. ..............       3,600       194,220
                                                           -----------
                                                               334,020
                                                           -----------
RETAIL-DIVERSIFIED -- 2.58%+
Kmart Holding Corporation*..................      25,000     1,795,000
                                                           -----------
SECURITIES EXCHANGES -- 0.75%+
The Chicago Mercantile Exchange.............       3,600       519,732
                                                           -----------
SPECIALTY INSURANCE -- 0.48%+
Markel Corporation*.........................       1,200       333,000
                                                           -----------
TITLE INSURANCE -- 0.27%+
Fidelity National Financial, Inc. ..........       5,000       186,700
                                                           -----------
TRANSPORT -- SERVICES -- 0.57%+
Expeditors International of Washington,
  Inc. .....................................       8,000       395,280
                                                           -----------
UTILITIES-DIVERSIFIED -- 5.63%+
CenterPoint Energy, Inc. ...................     340,000     3,910,000
                                                           -----------
TOTAL COMMON STOCKS
  (cost $54,674,132)........................                64,468,010
                                                           -----------

PREFERRED STOCKS -- 0.29%+
----------------------------------------------------------------------

ENERGY-PIPELINE -- 0.08%+
The Williams Companies, Inc., Conv, 9.000%,
  2/16/2005(2)..............................       4,000        55,120
                                                           -----------
                                                                55,120
                                                           -----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE PARADIGM PORTFOLIO
 Portfolio of Investments -- June 30, 2004 (Unaudited) -- (Continued)

                                                SHARES        VALUE
----------------------------------------------------------------------
UTILITES-ELECTRIC -- 0.21%+
Pacific Gas and Electric Company -- Series
  D, CLB, 5.000%, 8/13/2004*................       1,600   $    29,760
Pacific Gas and Electric Company -- Series
  E, CLB, 5.000%, 8/13/2004*................       1,000        18,750
Pacific Gas and Electric Company -- Series
  G, CLB, 4.800%, 8/13/2004*................       1,200        21,540
Pacific Gas and Electric Company -- Series
  H, CLB, 4.500%, 8/13/2004*................       1,800        30,330
Pacific Gas and Electric Company -- Series
  I, CLB, 4.360%, 8/13/2004*................       2,400        40,800
Pacific Gas and Electric Company -- Series
  U, CLB, 7.040%, 8/13/2004*................         200         5,144
                                                           -----------
                                                               146,324
                                                           -----------
TOTAL PREFERRED STOCKS
  (cost $157,216)...........................                   201,444
                                                           -----------
PUT OPTIONS PURCHASED -- 0.23%+               CONTRACTS
----------------------------------------------------------------------
iShares Goldman Sachs Networking Index Fund
  Expiring September 2004 at $45.00.........          40        52,000
                                                           -----------
The Kroger Co.
  Expiring January 2005 at $10.00...........         100           750
  Expiring January 2006 at $10.00...........         130         1,950
  Expiring January 2006 at $12.50...........         250        11,250
  Expiring January 2005 at $15.00...........          50         1,375
  Expiring January 2006 at $20.00...........          40        12,400
                                                           -----------
                                                                27,725
                                                           -----------
Safeway Inc.
  Expiring January 2006 at $25.00...........         290        83,375
                                                           -----------
TOTAL PUT OPTIONS PURCHASED
  (cost $316,619)...........................                   163,100
                                                           -----------

                                              PRINCIPAL
SHORT-TERM INVESTMENTS -- 7.86%+                AMOUNT
----------------------------------------------------------------------
DISCOUNT NOTES -- 5.40%
Federal Home Loan Bank Discount Note
  1.0000%, 07/01/2004.......................  $3,747,000     3,747,000
                                                           -----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE PARADIGM PORTFOLIO
 Portfolio of Investments -- June 30, 2004 (Unaudited) -- (Continued)

                                              PRINCIPAL
                                                AMOUNT        VALUE
----------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES** -- 2.46%+
U.S. Bank, N.A., 1.1100%....................  $1,710,640   $ 1,710,640
Wisconsin Corporate Central Credit Union,
  1.0300%...................................         849           849
                                                           -----------
                                                             1,711,489
                                                           -----------
TOTAL SHORT-TERM INVESTMENTS
  (cost $5,458,489).........................                 5,458,489
                                                           -----------

INVESTMENTS PURCHASED WITH                    PRINCIPAL
CASH PROCEEDS FROM                              AMOUNT
SECURITIES LENDING -- 3.48%+                  OR SHARES
----------------------------------------------------------------------
COMMERCIAL PAPER -- 0.64%+
Lehman Brothers Commercial Paper,
  0.000%, 7/19/2004
  (Cost $445,029)...........................  $  445,029       445,029
                                                           -----------
MONEY MARKET FUNDS -- 0.70%+
AIM Liquid Assets Portfolio -- Institutional
  Class.....................................     311,520       311,520
Merrill Lynch Premier Institutional Fund....     172,820       172,820
                                                           -----------
TOTAL MONEY MARKET FUNDS
  (cost $484,340)...........................                   484,340
                                                           -----------

REPURCHASE AGREEMENTS -- 2.14%+
CS First Boston Repurchase Agreement,
  1.580%, 7/1/2004
  (Cost $1,483,431)(3)......................  $1,483,431     1,483,431
                                                           -----------
TOTAL INVESTMENTS PURCHASED WITH
  CASH PROCEEDS FROM SECURITIES LENDING
  (cost $2,412,800).........................                 2,412,800
                                                           -----------
TOTAL INVESTMENTS -- 104.66%+
  (COST $63,019,256)........................               $72,703,843
                                                           ===========

------------------
*  -- Non-income producing security.
** -- Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2004.
ADR -- American Depository Receipts.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE PARADIGM PORTFOLIO
 Portfolio of Investments -- June 30, 2004 (Unaudited) -- (Continued)

+ -- Calculated as a percentage of Net Assets.
(2) -- This security or a portion of this security was out on loan at June 30, 2004. Total loaned securities had a market value of $2,245,293 at June 30, 2004.
(3) -- Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE MEDICAL PORTFOLIO
 Portfolio of Investments -- June 30, 2004 (Unaudited)

COMMON STOCKS -- 87.56%+                         SHARES         VALUE
------------------------------------------------------------------------
AGRICULTURAL OPERATIONS -- 0.86%+
Monsanto Company...........................         4,915    $   189,228
                                                             -----------
BIOMEDICAL -- 31.94%+
Amgen, Inc.*...............................         9,800        534,786
Antigenics, Inc.*..........................           892          7,636
Arena Pharmaceuticals, Inc.*...............        14,000         76,440
AVAX Technologies, Inc.*...................        50,000         13,500
Avigen, Inc.*(2)...........................        18,000         60,660
Biogen Idec, Inc.*.........................        29,250      1,850,063
Biomira, Inc.*.............................        37,000         47,730
Cambridge Antibody Technology Group PLC
  ADR*.....................................         9,000         83,970
Cell Genesys, Inc.*........................        11,725        121,823
Chiron Corporation*(1).....................        33,000      1,473,120
deCODE genetics, Inc.*.....................         8,000         68,000
EntreMed, Inc.*(2).........................        11,000         22,110
Genencor International, Inc.*..............        19,000        311,030
Genzyme Corporation*.......................         8,461        400,458
Human Genome Sciences, Inc.*...............        17,000        197,710
ILEX Oncology, Inc.*.......................        29,000        724,710
Isis Pharmaceuticals, Inc.*................         5,000         28,700
Medarex, Inc.*.............................        14,000        102,060
Millennium Pharmaceuticals, Inc.*..........        20,296        280,085
NeoRx Corporation*(2)......................        27,000         67,500
Progenics Pharmaceuticals, Inc.*...........         3,200         53,888
Protein Design Labs, Inc.*.................        12,000        229,560
Savient Pharmaceuticals, Inc.*.............        34,000         84,320
Sirna Therapeutics, Inc.*(2)...............         3,491         10,264
SuperGen, Inc.*(2).........................        14,000         90,300
Targeted Genetics Corporation*.............        10,000         15,900
Vical Incorporated*........................        10,500         61,215
                                                             -----------
                                                               7,017,538
                                                             -----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE MEDICAL PORTFOLIO
 Portfolio of Investments -- June 30, 2004 (Unaudited) -- (Continued)

                                                 SHARES         VALUE
------------------------------------------------------------------------
CHEMICALS-DIVERSIFIED -- 4.01%+
Akzo Nobel N.V. ADR........................        10,000    $   372,500
Lonza Group AG.............................        10,000        506,627
                                                             -----------
                                                                 879,127
                                                             -----------
DRUG DELIVERY SYSTEMS -- 0.21%+
Hospira, Inc.*.............................         1,700         46,920
                                                             -----------
MEDICAL LABS/TESTING SERVICES -- 0.65%+
IMPATH, Inc.*..............................        26,000        143,000
                                                             -----------
PHARMACEUTICALS -- 49.89%+
Abbott Laboratories........................        17,000        692,920
Atlanta AG ADR.............................        12,000        724,560
Aventis S.A. ADR...........................         3,000        228,210
Bristol-Meyers Squibb Company..............        13,000        318,500
China Pharmaceutical Group Limited.........     1,440,000        396,933
Cubist Pharmaceuticals, Inc.*..............         4,000         44,400
Eli Lilly and Company......................         1,000         69,910
GlaxoSmithKline PLC ADR....................        22,673        940,023
ImmunoGen, Inc.*...........................         6,000         36,660
Isotechnika, Inc.*.........................        15,000         22,376
Johnson & Johnson..........................        10,000        557,000
MedImmune, Inc.*...........................        29,500        690,300
MGI Pharma, Inc.*(1).......................        20,000        540,200
Novartis AG ADR............................        49,000      2,180,500
OSI Pharmaceuticals, Inc.*.................           737         51,914
Pfizer, Inc. ..............................        21,554        738,870
Roche Holding AG ADR.......................         4,000        396,040
Schering AG ADR............................        19,000      1,124,990
Serono SA ADR..............................        12,000        189,000

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE MEDICAL PORTFOLIO
 Portfolio of Investments -- June 30, 2004 (Unaudited) -- (Continued)

                                                 SHARES         VALUE
------------------------------------------------------------------------
PHARMACEUTICALS -- (CONTINUED)
Theragenics Corporation*...................         2,000    $     9,240
Wyeth......................................        27,900      1,008,864
                                                             -----------
                                                              10,961,410
                                                             -----------
TOTAL COMMON STOCKS
  (cost $20,143,374).......................                   19,237,223
                                                             -----------

RIGHTS -- 0.01%+
------------------------------------------------------------------------
CONTINGENT VALUE RIGHTS -- 0.01%+
OSI Pharmaceuticals, Inc.#*................        13,000          1,365
                                                             -----------
TOTAL RIGHTS
  (cost $0)................................                        1,365
                                                             -----------
CORPORATE BONDS --                             PRINCIPAL
CONVERTIBLE -- 0.66%+                            AMOUNT
------------------------------------------------------------------------
BIOMEDICAL -- 0.66%+
Human Genome Sciences, Inc., CLB, 5.000%,
  2/1/2007.................................    $  150,000        145,124
                                                             -----------
TOTAL CORPORATE BONDS -- CONVERTIBLE
  (cost $121,006)..........................                      145,124
                                                             -----------

PUT OPTIONS PURCHASED -- 0.45%+                CONTRACTS
------------------------------------------------------------------------
Chiron Corporation
  Expiring January 2005 at $40.00..........           100         16,500
                                                             -----------
                                                                  16,500
MGI Pharma, Inc.
  Expiring January 2005 at $27.50..........           200         82,000
                                                             -----------
                                                                  82,000
TOTAL PUT OPTIONS PURCHASED
  (cost $92,600)...........................                       98,500
                                                             -----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE MEDICAL PORTFOLIO
 Portfolio of Investments -- June 30, 2004 (Unaudited) -- (Continued)

                                               PRINCIPAL
SHORT-TERM INVESTMENTS -- 9.90%+                 AMOUNT         VALUE
------------------------------------------------------------------------
DISCOUNT NOTES -- 5.74%+
Federal Home Loan Bank Discount Note
  1.0000%, 7/1/2004........................    $1,263,000    $ 1,263,000
                                                             -----------
VARIABLE RATE DEMAND NOTES** -- 4.16%+
American Family, 0.8811%...................       335,443        335,443
U.S. Bank, N.A., 1.1100%...................       578,760        578,760
Wisconsin Corporate Central Credit Union,
  1.0300%..................................           481            481
                                                             -----------
                                                                 914,684
                                                             -----------
TOTAL SHORT-TERM INVESTMENTS
  (cost $2,177,684)........................                    2,177,684
                                                             -----------

INVESTMENTS PURCHASED WITH CASH                PRINCIPAL
PROCEEDS FROM SECURITIES                         AMOUNT
LENDING -- 0.71%+                              OR SHARES
------------------------------------------------------------------------
COMMERCIAL PAPER -- 0.13%+
Lehman Brothers Commercial Paper, 0.000%,
  7/19/2004 (Cost $28,792).................    $   28,792         28,792
                                                             -----------
MONEY MARKET FUNDS -- 0.14%+
AIM Liquid Assets
  Portfolio -- Institutional Class.........        20,154         20,154
Merrill Lynch Premier Institutional Fund...        11,181         11,181
                                                             -----------
TOTAL MONEY MARKET FUNDS
  (cost $31,335)...........................                       31,335
                                                             -----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE MEDICAL PORTFOLIO
 Portfolio of Investments -- June 30, 2004 (Unaudited) -- (Continued)

                                               PRINCIPAL
                                                 AMOUNT         VALUE
------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 0.44%+
CS First Boston Repurchase Agreement,
  1.580%, 7/1/2004 (Cost $95,973)(3).......    $   95,973    $    95,973
                                                             -----------
TOTAL INVESTMENTS PURCHASED WITH CASH
  PROCEEDS FROM SECURITIES LENDING (cost
  $156,100)................................                      156,100
                                                             -----------
TOTAL INVESTMENTS -- 99.29%+
  (COST $22,690,764).......................                  $21,815,996
                                                             ===========

------------------
* -- Non-income producing security.
** -- Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2004.
ADR -- American Depository Receipts.
# -- Contingent value right (contingent upon profitability of company).
+ -- Calculated as a percentage of net assets.
(1) -- All or a portion of the shares have been committed as collateral for written option contracts.
(2) -- This security or a portion of this security was out on loan at June 30, 2004. Total loaned securities had a market value of $127,225 at June 30, 2004.
(3) -- Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE SMALL CAP OPPORTUNITIES PORTFOLIO
 Portfolio of Investments -- June 30, 2004 (Unaudited)

COMMON STOCKS -- 77.57%+                         SHARES         VALUE
------------------------------------------------------------------------
ACCESS/BROADBAND -- 1.26%+
PrimaCom AG, ADR*..........................        54,000    $    41,040
UnitedGlobalCom, Inc. -- Class A*..........        30,000        217,800
                                                             -----------
                                                                 258,840
                                                             -----------
AIRLINES -- 4.61%+
China Eastern Airlines Corporation Limited
  ADR*.....................................        24,000        476,640
China Southern Airlines Company Limited
  ADR*(2)..................................        24,000        473,088
                                                             -----------
                                                                 949,728
                                                             -----------
AUTO MANUFACTURING -- 0.11%+
Oshkosh Truck Corporation..................           400         22,924
                                                             -----------
BANKS -- 3.71%+
Banque du Liban et d'Outre-Mer S.A.L.
  (BLOM) -- Class B GDR....................         7,200        183,600
Cathay General Bancorp.....................         1,400         93,380
Center Financial Corporation...............         4,200         63,630
East West Bancorp, Inc. ...................         2,200         67,540
Hanmi Financial Corporation................         3,031         89,415
Nara Bancorp, Inc. ........................         5,000         85,650
UCBH Holdings, Inc. .......................         3,200        126,464
Wilshire State Bank*.......................         2,200         53,944
                                                             -----------
                                                                 763,623
                                                             -----------
BUSINESS SERVICES -- 7.38%+
Kroll, Inc.*...............................         1,200         44,256
Loring Ward International, Limited*........        10,000             --
Quanta Services, Inc.*.....................       200,000      1,244,000
Ritchie Bros. Auctioneers Incorporated.....         8,000        232,880
                                                             -----------
                                                               1,521,136
                                                             -----------
COMPUTER HARDWARE/SOFTWARE -- 0.05%+
Comdisco Holding Company, Inc.*(2).........           400         10,400
                                                             -----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE SMALL CAP OPPORTUNITIES PORTFOLIO
 Portfolio of Investments -- June 30, 2004 (Unaudited) -- (Continued)

                                                 SHARES         VALUE
------------------------------------------------------------------------
COMPUTER SERVICES -- 5.36%+
Anteon International Corporation*..........         1,800    $    58,716
CACI International Inc. -- Class A*........        24,000        970,560
ManTech International Corporation -- Class
  A*.......................................         4,000         75,080
                                                             -----------
                                                               1,104,356
                                                             -----------
CONSULTING SERVICES -- 1.44%+
FTI Consulting, Inc.*......................        18,000        297,000
                                                             -----------
DEFENSE -- 0.07%+
Armor Holdings, Inc.*......................           400         13,600
                                                             -----------
ENERGY -- 3.78%+
Calpine Corporation*(2)....................       180,000        777,600
                                                             -----------
INDEPENDENT POWER PRODUCER -- 12.63%+
Reliant Energy, Inc.*......................       240,000      2,599,200
                                                             -----------
INFRASTRUCTURE -- 0.03%+
Lynch Interactive Corporation*.............           200          6,907
                                                             -----------
INVESTMENT MANAGEMENT -- 0.21%+
Gabelli Asset Management, Inc. ............         1,000         42,500
                                                             -----------
MANUFACTURING -- 0.03%+
Steinway Musical Instruments, Inc.*........           200          7,018
                                                             -----------
MEDIA CONTENT -- 0.28%+
Marvel Enterprises, Inc.*..................         3,000         58,560
                                                             -----------
METAL FABRICATION -- 0.32%+
Commercial Metals Company..................         2,000         64,900
                                                             -----------
MINING -- 3.76%+
Aber Diamond Corporation*..................         7,200        213,624
Goldcorp, Inc. ............................         2,000         23,340
Stillwater Mining Company*.................        36,000        540,360
                                                             -----------
                                                                 777,324
                                                             -----------
PROPERTY/CASUALTY INSURANCE -- 2.79%+
Alleghany Corporation*.....................         2,004        575,148
                                                             -----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE SMALL CAP OPPORTUNITIES PORTFOLIO
 Portfolio of Investments -- June 30, 2004 (Unaudited) -- (Continued)

                                                 SHARES         VALUE
------------------------------------------------------------------------
PUBLISHING -- 5.83%+
Courier Corporation........................         3,200    $   133,568
John Wiley & Sons, Inc. -- Class A.........        14,400        460,800
R.H. Donnelley Corporation*................         8,000        349,920
Value Line, Inc. ..........................         7,200        255,672
                                                             -----------
                                                               1,199,960
                                                             -----------
REAL ESTATE DEVELOPMENT -- 9.08%+
Alexander's, Inc.*.........................           300         50,322
American Real Estate Partners, L.P.*.......        68,000      1,460,640
Forest City Enterprises, Inc. -- Class A...           400         21,200
Malan Realty Investors, Inc. ..............         1,000          4,990
Texas Pacific Land Trust...................         5,000        326,800
United Capital Corporation.................           400          6,812
                                                             -----------
                                                               1,870,764
                                                             -----------
SECURITIES DEALERS -- 2.04%+
Labranche & Co, Inc........................        50,000        421,000
                                                             -----------
TRANSPORT SERVICES -- 0.63%+
Laidlaw International, Inc.*...............        10,000        129,600
                                                             -----------
UTILITIES-DOMESTIC -- 12.17%+
Allegheny Energy, Inc.*(2).................        72,000      1,109,520
Aquilla, Inc.*.............................       144,000        512,640
CMS Energy Corporation*....................        36,000        328,680
Sierra Pacific Resources*(2)...............        72,000        555,120
                                                             -----------
                                                               2,505,960
                                                             -----------
TOTAL COMMON STOCKS
  (cost $12,030,555).......................                   15,978,048
                                                             -----------
CORPORATE                                      PRINCIPAL
BONDS -- CONVERTIBLE -- 2.59%+                   AMOUNT
------------------------------------------------------------------------
PROPERTY/CASUALTY -- 2.59%+
Fairfax Financial Holdings, Limited,
  5.000%, 7/15/2023........................    $  500,000        533,124
                                                             -----------
TOTAL CORPORATE BONDS -- CONVERTIBLE
  (cost $497,500)..........................                      533,124
                                                             -----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE SMALL CAP OPPORTUNITIES PORTFOLIO
 Portfolio of Investments -- June 30, 2004 (Unaudited) -- (Continued)

RIGHTS -- 6.01%+                                 SHARES         VALUE
------------------------------------------------------------------------
CONTINGENT VALUE RIGHTS -- 6.01%+
Comdisco Holding Company, Inc.#*...........     2,880,300    $ 1,238,529
                                                             -----------
TOTAL RIGHTS
  (cost $833,835)..........................                    1,238,529
                                                             -----------
PUT OPTIONS PURCHASED -- 0.24%+                CONTRACTS
------------------------------------------------------------------------
Computer Associates International, Inc.
  Expiring January 2006 at $35.00..........            45         35,550
                                                             -----------
iShares Goldman Sachs Networking Index Fund
  Expiring September 2004 at $45.00........            10         13,000
                                                             -----------
TOTAL PUT OPTIONS
  (cost $61,232)...........................                       48,550
                                                             -----------
                                               PRINCIPAL
SHORT-TERM INVESTMENTS -- 15.91%+                AMOUNT
------------------------------------------------------------------------
DISCOUNT NOTES -- 14.03%+
Federal Home Loan Bank Discount Note,
  1.0000%, 7/1/2004........................    $2,890,000      2,890,000
                                                             -----------
VARIABLE RATE DEMAND NOTES** -- 1.88%+
U.S. Bank, N.A., 1.1100%...................       386,892        386,892
Wisconsin Corporate Central Credit Union,
  1.0300%..................................           323            323
                                                             -----------
                                                                 387,215
                                                             -----------
TOTAL SHORT-TERM INVESTMENTS
  (cost $3,277,215)........................                    3,277,215
                                                             -----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE SMALL CAP OPPORTUNITIES PORTFOLIO
 Portfolio of Investments -- June 30, 2004 (Unaudited) -- (Continued)

INVESTMENTS PURCHASED WITH CASH                PRINCIPAL
PROCEEDS FROM SECURITIES                         AMOUNT
LENDING -- 11.98%+                             OR SHARES        VALUE
------------------------------------------------------------------------
COMMERCIAL PAPER -- 2.21%+
Lehman Brothers Commercial Paper,
  0.000%, 7/19/2004 (Cost $455,063)........    $  455,063    $   455,063
                                                             -----------
MONEY MARKET FUNDS -- 2.40%+
AIM Liquid Assets
  Portfolio -- Institutional Class.........       318,544        318,544
Merrill Lynch Premier Institutional Fund...       176,716        176,716
                                                             -----------
TOTAL MONEY MARKET FUNDS
  (cost $495,260)..........................                      495,260
                                                             -----------
REPURCHASE AGREEMENTS -- 7.37%+
CS First Boston Repurchase Agreement,
  1.580%, 7/1/2004 (Cost $1,516,877)(3)....    $1,516,877      1,516,877
                                                             -----------
TOTAL INVESTMENTS PURCHASED WITH CASH
  PROCEEDS FROM SECURITIES LENDING
  (cost $2,467,200)........................                    2,467,200
                                                             -----------
TOTAL INVESTMENTS -- 114.30%+
  (COST $19,167,537).......................                  $23,542,666
                                                             ===========

------------------
* -- Non-income producing security.
** -- Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2004.
# -- Contingent value right (contingent upon profitability of company).
+ -- Calculated as a percentage of net assets.
ADR -- American Depository Receipts.
GDR -- Global Depository Receipts.
(2) -- This security or a portion of this security was out on loan at June 30, 2004. Total loaned securities had a market value of $2,304,964 at June 30, 2004.
(3) -- Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE KINETICS GOVERNMENT MONEY MARKET PORTFOLIO
 Portfolio of Investments -- June 30, 2004 (Unaudited)

                                               PRINCIPAL
SHORT-TERM INVESTMENTS -- 100.60%+               AMOUNT       VALUE
----------------------------------------------------------------------
DISCOUNT NOTES -- 100.60%+
Federal Home Loan Bank Discount Note 1.0000%,
  07/01/2004.................................  $2,765,000   $2,765,000
                                                            ----------
TOTAL INVESTMENTS -- 100.60%+
  (COST $2,765,000)..........................               $2,765,000
                                                            ==========

------------------
+ -- Calculated as a percentage of net assets.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET PORTFOLIO
 Portfolio of Options Written -- June 30, 2004 (Unaudited)

CALL OPTIONS WRITTEN                                 CONTRACTS     VALUE
--------------------------------------------------------------------------
WebMD Corporation
  Expiring January 2005 at $10.00................      1,090      $103,550
                                                                  --------

PUT OPTIONS WRITTEN
--------------------------------------------------------------------------
eBay, Inc.
  Expiring January 2005 at $40.00................         50           625
                                                                  --------
TOTAL OPTIONS WRITTEN
  (PREMIUMS RECEIVED $309,768)...................                 $104,175
                                                                  ========

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE MEDICAL PORTFOLIO
 Portfolio of Options Written -- June 30, 2004 (Unaudited)

CALL OPTIONS WRITTEN                                  CONTRACTS     VALUE
--------------------------------------------------------------------------
Chiron Corporation
  Expiring January 2005 at $50.00.................        50       $ 9,000
MGI Pharma, Inc.
  Expiring January 2005 at $30.00.................       100        29,000
                                                                   -------
                                                                    38,000
                                                                   -------
TOTAL OPTIONS WRITTEN
  (PREMIUMS RECEIVED $83,697).....................                 $38,000
                                                                   =======

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 STATEMENT OF ASSETS & LIABILITIES
 June 30, 2004 (Unaudited)

                                                                           THE INTERNET
                                                           THE INTERNET   EMERGING GROWTH
                                                            PORTFOLIO        PORTFOLIO
-----------------------------------------------------------------------------------------
ASSETS:
  Investments, at value(1) (3)...........................  $217,101,744     $4,546,249
  Receivable for contributed capital.....................     1,055,462         14,600
  Cash...................................................       468,631             --
  Dividends and interest receivable......................       194,400          3,156
  Other assets...........................................        96,153          2,011
                                                           ------------     ----------
      Total assets.......................................   218,916,390      4,566,016
                                                           ------------     ----------
LIABILITIES:
  Written options, at value(2)...........................       104,175             --
  Payable to Adviser.....................................       209,315          4,313
  Payable to Trustees....................................        14,973            294
  Payables for collateral received for securities
    loaned...............................................    10,968,500        260,400
  Payable for withdrawn capital..........................       171,907            922
  Payable for investments purchased......................     2,195,209             --
  Payable to Custodian...................................            --         31,528
  Accrued expenses and other liabilities.................       199,015          4,201
                                                           ------------     ----------
      Total liabilities..................................    13,863,094        301,658
                                                           ------------     ----------
    Net assets...........................................  $205,053,296     $4,264,358
                                                           ============     ==========
(1) Cost of investments..................................  $219,370,930     $3,895,104
                                                           ============     ==========
(2) Premiums received....................................  $    309,768     $       --
                                                           ============     ==========
(3) Includes loaned securities with a market value of....  $ 10,304,558     $  241,800
                                                           ============     ==========

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 STATEMENT OF ASSETS & LIABILITIES
 June 30, 2004 (Unaudited)

                                                                  THE
                                                               PARADIGM     THE MEDICAL
                                                               PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------
ASSETS:
  Investments, at value(1) (3)..............................  $72,703,843   $21,815,996
  Receivable for contributed capital........................      372,499         6,053
  Cash......................................................      165,939        17,778
  Dividends and interest receivable.........................       50,027        20,770
  Receivable for investments sold...........................           --       377,851
  Other assets..............................................       17,408         1,957
                                                              -----------   -----------
      Total assets..........................................   73,309,716    22,240,405
                                                              -----------   -----------
LIABILITIES:
  Written options, at value(2)..............................           --        38,000
  Payable to Adviser........................................       71,749        22,801
  Payable to Trustees.......................................        4,826         1,695
  Payables for collateral received for securities loaned....    2,412,800       156,100
  Payable for investments purchased.........................    1,189,216        19,321
  Payable for withdrawn capital.............................       94,872         6,709
  Accrued expenses and other liabilities....................       66,528        24,406
                                                              -----------   -----------
      Total liabilities.....................................    3,839,991       269,032
                                                              -----------   -----------
    Net assets..............................................  $69,469,725   $21,971,373
                                                              ===========   ===========
(1) Cost of investments.....................................  $63,019,256   $22,690,764
                                                              ===========   ===========
(2) Premiums received.......................................  $        --   $    83,697
                                                              ===========   ===========
(3) Includes loaned securities with a market value of.......  $ 2,245,293   $   127,225
                                                              ===========   ===========

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 STATEMENT OF ASSETS & LIABILITIES
 June 30, 2004 (Unaudited)

                                                                              THE KINETICS
                                                                               GOVERNMENT
                                                              THE SMALL CAP      MONEY
                                                              OPPORTUNITIES      MARKET
                                                                PORTFOLIO      PORTFOLIO
------------------------------------------------------------------------------------------
ASSETS:
  Investments, at value(1) (3)..............................   $23,542,666     $2,765,000
  Receivable for contributed capital........................       867,237             --
  Cash......................................................        87,079            771
  Dividends and interest receivable.........................        12,393             --
  Other assets..............................................        14,147          1,717
                                                               -----------     ----------
      Total assets..........................................    24,523,522      2,767,488
                                                               -----------     ----------
LIABILITIES:
  Written options, at value(2)..............................            --             --
  Payable to Adviser........................................        18,496          1,626
  Payable to Trustees.......................................         1,088          2,887
  Payables for collateral received for securities loaned....     2,467,200             --
  Payable for investments purchased.........................     1,370,345             --
  Payable for withdrawn capital.............................        45,712             --
  Accrued expenses and other liabilities....................        22,541         14,514
                                                               -----------     ----------
      Total liabilities.....................................     3,925,382         19,027
                                                               -----------     ----------
    Net assets..............................................   $20,598,140     $2,748,461
                                                               ===========     ==========
(1) Cost of investments.....................................   $19,167,537     $2,765,000
                                                               ===========     ==========
(2) Premiums received.......................................   $        --     $       --
                                                               ===========     ==========
(3) Includes loaned securities with a market value of.......   $ 2,304,964     $       --
                                                               ===========     ==========

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 STATEMENT OF OPERATIONS
 Six Months Ended June 30, 2004 (Unaudited)

                                                                          THE INTERNET
                                                         THE INTERNET       EMERGING
                                                          PORTFOLIO     GROWTH PORTFOLIO
----------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends+...........................................  $  1,351,594       $ 60,420
  Interest.............................................     1,289,471         27,772
  Income from securities lending.......................        63,111            509
                                                         ------------       --------
        Total investment income........................     2,704,176         88,701
                                                         ------------       --------
EXPENSES:
  Investment advisory fees.............................     1,362,410         27,876
  Administration fees..................................       149,520          2,934
  Professional fees....................................        57,682          1,178
  Custodian fees and expenses..........................        19,846          2,699
  Trustees' fees and expenses..........................        15,952            422
  Fund accounting fees.................................        27,460          2,057
  Other expenses.......................................        11,102            182
                                                         ------------       --------
      Total expenses...................................     1,643,972         37,348
      Expense reduction*...............................       (84,487)        (1,955)
                                                         ------------       --------
        Net expenses...................................     1,559,485         35,393
                                                         ------------       --------
Net investment income..................................     1,144,691         53,308
                                                         ------------       --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on:
    Investments and foreign currency...................    22,465,938        (59,217)
    Written option contracts expired or closed.........        19,360             --
  Net change in unrealized appreciation (depreciation)
    of:
    Investments and foreign currency...................   (28,678,807)        15,632
    Written option contracts...........................        38,256             --
                                                         ------------       --------
Net loss on investments................................    (6,155,253)       (43,585)
                                                         ------------       --------
Net increase (decrease) in net assets resulting from
  operations...........................................  $ (5,010,562)      $  9,723
                                                         ============       ========
+ Net of Foreign Taxes Withheld of:....................  $     14,712       $    324
                                                         ============       ========

------------------
* See "Expense Reduction" in the Notes to Financial Statements.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 STATEMENT OF OPERATIONS
 Six Months Ended June 30, 2004 (Unaudited)

                                                                THE
                                                             PARADIGM      THE MEDICAL
                                                             PORTFOLIO      PORTFOLIO
--------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends+............................................    $   401,307     $157,361
  Interest..............................................        158,209       22,605
  Income from securities lending........................            324          661
                                                            -----------     --------
        Total investment income.........................        559,840      180,627
                                                            -----------     --------
EXPENSES:
  Investment advisory fees..............................        453,875      148,525
  Administration fees...................................         46,866       16,502
  Professional fees.....................................         20,446        6,405
  Custodian fees and expenses...........................         19,830        5,630
  Trustees' fees and expenses...........................          9,211        1,894
  Fund accounting fees..................................         10,199        5,717
  Other expenses........................................            364        1,274
                                                            -----------     --------
      Total expenses....................................        560,791      185,974
      Expense reduction*................................        (46,653)        (640)
                                                            -----------     --------
        Net expenses....................................        514,138      185,307
                                                            -----------     --------
  Net investment income (loss)..........................         45,702       (4,680)
                                                            -----------     --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on:
    Investments and foreign currency....................      4,315,460      215,766
    Written option contracts expired or closed..........         74,537      108,997
  Net change in unrealized depreciation of:
    Investments and foreign currency....................     (2,793,854)     (10,708)
    Written option contracts............................        (69,176)     (32,648)
                                                            -----------     --------
Net gain on investments.................................      1,526,967      281,407
                                                            -----------     --------
Net increase in net assets resulting from operations....    $ 1,572,669     $276,727
                                                            ===========     ========
+ Net of Foreign Taxes Withheld of:.....................    $    14,827     $ 13,021
                                                            ===========     ========

------------------
* See "Expense Reduction" in the Notes to Financial Statements.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 STATEMENT OF OPERATIONS
 Six Months Ended June 30, 2004 (Unaudited)

                                                         THE SMALL CAP     THE KINETICS
                                                         OPPORTUNITIES   GOVERNMENT MONEY
                                                           PORTFOLIO     MARKET PORTFOLIO
-----------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends+...........................................   $   304,765        $    --
  Interest.............................................        57,973         10,257
  Income from securities lending.......................           233             --
                                                          -----------        -------
        Total investment income........................       362,971         10,257
                                                          -----------        -------
EXPENSES:
  Investment advisory fees.............................       114,379          6,556
  Administration fees..................................        13,069            940
  Professional fees....................................         4,653            587
  Custodian fees and expenses..........................         8,378          3,758
  Trustees' fees and expenses..........................         1,589            651
  Fund accounting fees.................................         4,193            500
  Other expenses.......................................           182          1,106
                                                          -----------        -------
        Total expenses.................................       146,443         14,098
        Expense reduction*.............................       (27,404)            --
                                                          -----------        -------
        Net expenses...................................       119,039         14,098
                                                          -----------        -------
Net investment income..................................       243,932         (3,841)
                                                          -----------        -------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on:
    Investments and foreign currency...................     2,029,465             --
    Written option contracts expired or closed.........       (59,251)            --
  Net change in unrealized appreciation (depreciation)
    of:
    Investments and foreign currency...................    (1,465,284)            --
    Written option contracts...........................         7,451             --
                                                          -----------        -------
Net gain on investments................................       512,381             --
                                                          -----------        -------
Net increase (decrease) in net assets resulting from
  operations...........................................   $   756,313        $(3,841)
                                                          ===========        =======
+ Net of Foreign Taxes Withheld of:....................   $     2,004        $    --
                                                          ===========        =======

------------------
* See "Expense Reduction" in the Notes to Financial Statements.

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- MASTER INVESTMENT PORTFOLIOS
 STATEMENTS OF CHANGES IN NET ASSETS

                                                                          THE INTERNET
                                      THE INTERNET PORTFOLIO       EMERGING GROWTH PORTFOLIO
                                  ------------------------------   --------------------------
                                   SIX MONTHS                      SIX MONTHS
                                     ENDED           FOR THE          ENDED        FOR THE
                                    JUNE 30,       YEAR ENDED       JUNE 30,      YEAR ENDED
                                      2004        DECEMBER 31,        2004       DECEMBER 31,
                                  (UNAUDITED)         2003         (UNAUDITED)       2003
---------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income.........  $  1,144,691   $     2,497,295   $   53,308    $    77,667
  Net realized gain (loss) on
    sale of investments, foreign
    currency and written
    options.....................    22,485,298        21,223,940      (59,217)      (885,675)
  Net change in unrealized
    appreciation (depreciation)
    of investments, foreign
    currency and written
    options.....................   (28,640,551)       70,176,909       15,632      1,962,563
                                  ------------   ---------------   ----------    -----------
      Net increase (decrease) in
        net assets resulting
        from operations.........    (5,010,562)       93,898,144        9,723      1,154,555
                                  ------------   ---------------   ----------    -----------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  BENEFICIAL INTEREST
  TRANSACTIONS:
  Contributions.................    26,632,327     2,405,859,200      375,159      3,705,810
  Withdrawals...................   (48,437,969)   (2,458,346,799)    (772,211)    (3,554,101)
                                  ------------   ---------------   ----------    -----------
      Net increase (decrease) in
        net assets resulting
        from beneficial interest
        transactions............   (21,805,642)      (52,487,599)    (397,052)       151,709
                                  ------------   ---------------   ----------    -----------
  Total increase (decrease) in
    net assets..................   (26,816,204)       41,410,545     (387,329)     1,306,264
NET ASSETS:
  Beginning of period...........   231,869,500       190,458,955    4,651,687      3,345,423
                                  ------------   ---------------   ----------    -----------
  End of period.................  $205,053,296   $   231,869,500   $4,264,358    $ 4,651,687
                                  ============   ===============   ==========    ===========

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- MASTER INVESTMENT PORTFOLIOS
 STATEMENTS OF CHANGES IN NET ASSETS

                                  THE PARADIGM PORTFOLIO          THE MEDICAL PORTFOLIO
                               ----------------------------   -----------------------------
                                SIX MONTHS       FOR THE       SIX MONTHS        FOR THE
                                   ENDED        YEAR ENDED        ENDED        YEAR ENDED
                               JUNE 30, 2004   DECEMBER 31,   JUNE 30, 2004   DECEMBER 31,
                                (UNAUDITED)        2003        (UNAUDITED)        2003
-------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income
    (loss)...................  $     45,702    $    389,497    $    (4,680)   $    (144,860)
  Net realized gain (loss) on
    sale of investments,
    foreign currency and
    written options..........     4,389,997         453,812        324,763         (147,770)
  Net change in unrealized
    appreciation
    (depreciation) of
    investments, foreign
    currency and written
    options..................    (2,863,030)     12,200,098        (43,356)       5,627,386
                               ------------    ------------    -----------    -------------
      Net increase in net
        assets resulting from
        operations...........     1,572,669      13,043,407        276,727        5,334,756
                               ------------    ------------    -----------    -------------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  BENEFICIAL INTEREST
  TRANSACTIONS:
  Contributions..............    15,907,693      92,415,880      1,124,686      132,047,719
  Withdrawals................   (20,865,590)    (43,123,610)    (3,944,591)    (136,308,781)
                               ------------    ------------    -----------    -------------
      Net increase (decrease)
        in net assets
        resulting from
        beneficial interest
        transactions.........    (4,957,897)     49,292,270     (2,819,905)      (4,261,062)
                               ------------    ------------    -----------    -------------
  Total increase (decrease)
    in net assets............    (3,385,228)     62,335,677     (2,543,178)       1,073,694
NET ASSETS:
  Beginning of period........    72,854,953      10,519,276     24,514,551       23,440,857
                               ------------    ------------    -----------    -------------
  End of period..............  $ 69,469,725    $ 72,854,953    $21,971,373    $  24,514,551
                               ============    ============    ===========    =============

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- MASTER INVESTMENT PORTFOLIOS
 STATEMENTS OF CHANGES IN NET ASSETS

                                                                 THE SMALL CAP
                                                            OPPORTUNITIES PORTFOLIO
                                                         -----------------------------
                                                          SIX MONTHS        FOR THE
                                                             ENDED        YEAR ENDED
                                                         JUNE 30, 2004   DECEMBER 31,
                                                          (UNAUDITED)        2003
--------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income................................  $    243,932    $     546,319
  Net realized gain on sale of investments, foreign
    currency and written options.......................     1,970,214        1,511,374
  Net change in unrealized appreciation (depreciation)
    of investments, foreign currency and written
    options............................................    (1,457,833)       5,906,903
                                                         ------------    -------------
      Net increase in net assets resulting from
        operations.....................................       756,313        7,964,596
                                                         ------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  BENEFICIAL INTEREST TRANSACTIONS:
  Contributions........................................    10,771,986      207,817,396
  Withdrawals..........................................   (16,719,693)    (193,488,428)
                                                         ------------    -------------
      Net increase (decrease) in net assets resulting
        from beneficial interest transactions..........    (5,947,707)      14,328,968
                                                         ------------    -------------
  Total increase (decrease) in net assets..............    (5,191,394)      22,293,564
NET ASSETS:
  Beginning of period..................................    25,789,534        3,495,970
                                                         ------------    -------------
  End of period........................................  $ 20,598,140    $  25,789,534
                                                         ============    =============

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- MASTER INVESTMENT PORTFOLIOS
 STATEMENTS OF CHANGES IN NET ASSETS

                                                            THE KINETICS GOVERNMENT
                                                            MONEY MARKET PORTFOLIO
                                                        -------------------------------
                                                         SIX MONTHS         FOR THE
                                                            ENDED         YEAR ENDED
                                                        JUNE 30, 2004    DECEMBER 31,
                                                         (UNAUDITED)         2003
---------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)........................  $     (3,841)   $        74,241
  Net realized gain on sale of investments............            --                 --
  Net change in unrealized appreciation of
    investments.......................................            --                 --
                                                        ------------    ---------------
      Net increase (decrease) in net assets resulting
        from operations...............................        (3,841)            74,241
                                                        ------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  BENEFICIAL INTEREST TRANSACTIONS:
  Contributions.......................................    20,422,381      2,678,064,621
  Withdrawals.........................................   (20,595,205)    (2,803,974,514)
                                                        ------------    ---------------
      Net decrease in net assets resulting from
        beneficial interest transactions..............      (172,824)      (125,909,893)
                                                        ------------    ---------------
  Total decrease in net assets........................      (176,665)      (125,835,652)
NET ASSETS:
  Beginning of period.................................     2,925,126        128,760,778
                                                        ------------    ---------------
  End of period.......................................  $  2,748,461    $     2,925,126
                                                        ============    ===============

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS
 June 30, 2004 (Unaudited)

1.   ORGANIZATION

The Kinetics Portfolios Trust (the "Trust") was organized as a Delaware Statutory Trust on March 14, 2000 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its beneficial interests in series, each series representing a distinct portfolio with its own investment objectives and policies. The series currently authorized are The Internet Portfolio, The Internet Emerging Growth Portfolio, The Paradigm Portfolio, The Medical Portfolio, The Small Cap Opportunities Portfolio, and The Kinetics Government Money Market Portfolio (the "Master Portfolios"). Pursuant to the 1940 Act, the Master Portfolios, with the exception of The Kinetics Government Money Market Portfolio, are "non-diversified" series of the Trust. Each of the Master Portfolios commenced operations on April 28, 2000.

Each Master Portfolio is a Master Investment Portfolio in a master-feeder fund structure. Each Master Portfolio has multiple feeder funds invested in the Master Portfolio. By contributing assets to the Master Portfolio, the feeder funds receive a beneficial interest in the Master Portfolio. The Master Portfolio then invests the contributed assets in portfolio securities and allocates income, gains (losses) and expenses to the feeder funds based on the funds' proportionate interest in the Master Portfolio.

Each of the Master Portfolios, with the exception of The Kinetics Government Money Market Portfolio, seeks to provide investors with long-term capital growth. The Internet Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in the Internet and Internet-related activities. The Internet Emerging Growth Portfolio invests primarily in the equity securities of small and medium capitalization U.S. and foreign growth emerging companies engaged in the Internet and Internet-related activities. The Paradigm Portfolio invests primarily in the equity securities of U.S. and foreign companies that the investment adviser believes are undervalued with high returns on equity, as well as, well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in revenues. The Medical Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in medical research, pharmaceutical treatments and related medical technology with a focus on companies engaged in cancer research and drug development. The Small Cap Opportunities Portfolio invests primarily in the equity securities of U.S. and foreign small capitalization companies that provide attractive valuation

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2004 (Unaudited)

opportunities due to special situations such as lack of institutional ownership, lack of significant analyst coverage or companies with sound fundamentals that have experienced a short-term earnings shortfall. The Kinetics Government Money Market Portfolio seeks to provide investors with current income consistent with the preservation of capital and maintenance of liquidity by investing in money market instruments issued by the U.S. Government, its agencies or instrumentalities.

2.   SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION
Master Portfolio securities (other than Government) that are listed on a U.S. securities exchange (whether domestic or foreign) for which market quotations are readily available are valued at the last quoted sale price as of 4:00 p.m. Eastern time on the day the valuation is made. All equity securities that are traded using the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") are valued using the NASDAQ Official Closing Price ("NOCP"). Purchased options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the most recent bid price. Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Investments in The Kinetics Government Money Market Portfolio and instruments purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios. At June 30, 2004, The Internet Portfolio held one such security which represented 0.71% of the Portfolio's net assets.

REPURCHASE AGREEMENTS
Each Master Portfolio may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. In connection with transactions in repurchase agreements, it is the Trust's policy that the Master Portfolio receive, as

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 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2004 (Unaudited)

collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Master Portfolio in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Master Portfolio may be delayed or limited.

WRITTEN OPTION ACCOUNTING
The Master Portfolios may write (sell) call or put options for trading or hedging purposes. When a Master Portfolio writes an option, an amount equal to the premium received by the Master Portfolio is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing the option, the Master Portfolio may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. Option contracts are valued at the average of the current bid and asked price reported on the day of the valuation. When an option expires on its stipulated expiration date or the Master Portfolio enters into a closing purchase transaction, the Master Portfolio realizes a gain or loss if the cost of the closing transaction differs from the premium received when the option was sold, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Master Portfolio realizes a gain or loss from the sale of the security (or closing of the short sale). As collateral for uncovered written options, the Master Portfolio is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for put options or the market value of the instrument underlying the contract for call options.

FOREIGN CURRENCY TRANSLATIONS
The books and records of the Master Portfolios are maintained in U.S. dollars. For the Master Portfolios, foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities and other assets and liabilities are translated at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2004 (Unaudited)

on the respective dates of such transactions. The Master Portfolios do not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the period. However, for federal income tax purposes, the Master Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising between trade date and settlement date.

RESTRICTED SECURITIES
The Master Portfolios may invest in restricted securities. These securities are valued by the Master Portfolios after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer's financial performance. The Master Portfolios have no right to require registration of unregistered securities. At June 30, 2004, the Master Portfolios did not hold any investment securities which were determined to be illiquid pursuant to the guidelines adopted by the Board of Trustees.

WHEN-ISSUED SECURITIES
The Master Portfolios may purchase securities on a when-issued or delayed delivery basis. Although the purchase amounts of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date. The Master Portfolios record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. The Master Portfolios maintain at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.

EXPENSE REDUCTION
The Adviser has directed certain of The Internet Portfolio, The Internet Emerging Growth Portfolio, The Paradigm Portfolio, The Medical Portfolio and The Small Cap Opportunities Portfolio trades to brokers believed to provide best execution and has generated directed brokerage credits to reduce certain service provider fees. For the six months ended June 30, 2004, The Internet Portfolio, The Internet Emerging Growth Portfolio, The Paradigm Portfolio, The Medical Portfolio, and The Small Cap Opportunities Portfolio expenses were reduced by $84,487, $1,955, $46,653, $640, $27,404, respectively, by using directed brokerage credits. In accordance with the requirements of the Securities and Exchange Commission, such amounts are required to be

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2004 (Unaudited)

shown as an expense and have been included in each of the service provider fees in the Statement of Operations.

SECURITIES LENDING
Each Master Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements with respect to no more than 33 1/3% of the total assets of each Portfolio (including any collateral posted) or 50% of the total assets of each Portfolio (excluding any collateral posted). Securities lending and repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. The Master Portfolios receive interest on the collateral received as well as a fee for the securities loaned.

EXPENSE ALLOCATION
Common expenses incurred by the Master Portfolios are allocated among the Master Portfolios (i) based upon relative average net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Master Portfolios, depending on the nature of the expenditure. All expenses incurred by the Master Portfolios are allocated to the Feeder Funds daily based on their proportionate interest in the Master Portfolio.

FEDERAL INCOME TAXES
Each Master Portfolio intends to qualify as a partnership for federal income tax purposes. Therefore, the Master Portfolios believe they will not be subject to any federal income tax on their income and net realized capital gains (if any). However, each investor in the Master Portfolios will report its allocable share of the Master Portfolio's income and capital gains for purposes of determining its federal income tax liability.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

OTHER
Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2004 (Unaudited)

3.   INVESTMENT ADVISER

The Trust has an Investment Advisory Agreement (the "Agreement") with Kinetics Asset Management, Inc. (the "Adviser"), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Master Portfolios. Under the terms of the Agreement, the Master Portfolios compensate the Adviser for its management services at the annual rate of 1.25% of each Master Portfolio's average daily net assets, except for The Kinetics Government Money Market Portfolio, which compensates the Adviser at a rate of 0.50% of the Master Portfolio's average daily net assets. For the six months ended June 30, 2004, The Internet Portfolio, The Internet Emerging Growth Portfolio, The Paradigm Portfolio, The Medical Portfolio, The Small Cap Opportunity Portfolio, The Kinetics Government Money Market Portfolio incurred expenses of $1,362,410, $27,876, $453,875, $148,525, $114,379, $6,556,
respectively, pursuant to the Investment Advisory Agreement.

4.   SECURITIES TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments, for the six months ended June 30, 2004 were as follows:

                                     PURCHASES                     SALES
                              ------------------------   -------------------------
                                 U.S.                       U.S.
                              GOVERNMENT      OTHER      GOVERNMENT      OTHER
                              ----------   -----------   ----------   ------------
The Internet Portfolio......     $--       $52,014,809      $--       $123,280,949
The Internet Emerging Growth
  Portfolio.................      --           262,280       --            624,781
The Paradigm Portfolio......      --        29,737,913       --         29,724,417
The Medical Portfolio.......      --         1,029,500       --          2,682,145
The Small Cap Opportunities
  Portfolio.................      --         6,138,483       --         12,346,159

As of June 30, 2004, unrealized appreciation (depreciation) on investment securities for federal income tax purposes was as follows:

                                              NET
                                          APPRECIATION    APPRECIATED   DEPRECIATED
                                         (DEPRECIATION)   SECURITIES     SECURITIES
                                         --------------   -----------   ------------
The Internet Portfolio.................   $(4,711,789)    $42,361,079   $(47,072,868)
The Internet Emerging Growth
  Portfolio............................       628,760       1,161,762       (533,002)
The Paradigm Portfolio.................     9,622,609      10,882,318     (1,259,709)
The Medical Portfolio..................      (829,071)      4,342,724     (5,171,795)
The Small Cap Opportunities
  Portfolio............................     4,314,212       4,642,797       (328,585)

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2004 (Unaudited)

At June 30, 2004, the cost of investments for federal income tax purposes was $222,019,126, $3,917,489, $63,081,234, $22,690,764 and $19,228,454 for The
Internet Portfolio, The Internet Emerging Growth Portfolio, The Paradigm Portfolio, The Medical Portfolio, and The Small Cap Opportunities Portfolio, respectively.

For the six months ended June 30, 2004, the Master Portfolios wrote the following options:

                                                            NUMBER        PREMIUM
                                                         OF CONTRACTS     AMOUNT
                                                         ------------    ---------
THE INTERNET PORTFOLIO
-----------------------------------------------------
Outstanding at the Beginning of Period...............       1,500        $ 336,187
Options Written......................................          --               --
Options Exercised....................................          --               --
Options Expired......................................          --               --
Options Closed.......................................        (360)         (26,419)
                                                            -----        ---------
Outstanding at the End of Period.....................       1,140        $ 309,768
                                                            =====        =========
THE INTERNET EMERGING GROWTH PORTFOLIO
-----------------------------------------------------
Outstanding at the Beginning of Period...............          --        $      --
Options Expired......................................          --               --
                                                            -----        ---------
Outstanding at the End of Period.....................          --        $      --
                                                            =====        =========
THE PARADIGM PORTFOLIO
-----------------------------------------------------
Outstanding at the Beginning of Period...............         420        $  85,926
Options Written......................................          --               --
Options Expired......................................         (50)         (29,944)
Options Closed.......................................        (370)         (55,982)
                                                            -----        ---------
Outstanding at the End of Period.....................          --        $      --
                                                            =====        =========
THE MEDICAL PORTFOLIO
-----------------------------------------------------
Outstanding at the Beginning of Period...............         200        $ 140,345
Options Written......................................         100           52,349
Options Exercised....................................          --               --
Options Expired......................................        (150)        (108,997)
Options Closed.......................................          --               --
                                                            -----        ---------
Outstanding at the End of Period.....................         150        $  83,697
                                                            =====        =========
THE SMALL CAP OPPORTUNITIES PORTFOLIO
-----------------------------------------------------
Outstanding at the Beginning of Period...............         150        $  19,299
Options Written......................................          --               --
Options Exercised....................................          --               --
Options Closed.......................................        (150)         (19,299)
                                                            -----        ---------
Outstanding at the End of Period.....................          --        $      --
                                                            =====        =========

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2004 (Unaudited)

5.   PORTFOLIO SECURITIES LOANED

As of June 30, 2004, the Master Portfolios had loaned securities that were collateralized by cash. The cash collateral is invested by the custodian in a money market pooled account approved by the Adviser. Although risk is mitigated by the collateral, the Master Portfolio could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The Master Portfolio receives interest on the collateral received as well as a fee for the securities loaned. The value of the securities on loan and the value of the related collateral at June 30, 2004, were as follows:

                                            SECURITIES    COLLATERAL
                                            -----------   -----------
The Internet Portfolio....................  $10,304,558   $10,968,500
The Internet Emerging Growth Portfolio....      241,800       260,400
The Paradigm Portfolio....................    2,245,293     2,412,800
The Medical Portfolio.....................      127,225       156,100
The Small Cap Opportunities Portfolio.....    2,304,964     2,467,200

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2004 (Unaudited)

6.   SELECTED FINANCIAL HIGHLIGHTS

Financial highlights for the Master Portfolios were as follows:

                                                                    THE INTERNET PORTFOLIO
                                            ----------------------------------------------------------------------
                                             FOR THE                                                   APRIL 28,
                                            SIX MONTHS     FOR THE        FOR THE        FOR THE        2000(+)
                                              ENDED       YEAR ENDED     YEAR ENDED     YEAR ENDED      THROUGH
                                             JUNE 30,    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                               2004          2003           2002           2001           2000
                                            ----------   ------------   ------------   ------------   ------------
Ratio of expenses to average net assets:
 Before expense reimbursement.............    1.51%*        1.51%          1.51%          1.44%           1.43%*
 After expense reimbursement..............    1.43%*        1.51%          1.51%          1.44%           1.43%*
Ratio of net investment income (loss) to
 average net assets:
 Before expense reimbursement.............    0.97%*        0.99%          0.50%          0.32%          (0.69%)*
 After expense reimbursement..............    1.05%*        0.99%          0.50%          0.32%          (0.69%)*
Portfolio turnover rate...................      30%           69%            41%            44%             16%

------------------
*   Annualized.
(+) Commencement of operations.

                                                          THE INTERNET EMERGING GROWTH PORTFOLIO
                                          ----------------------------------------------------------------------
                                           FOR THE                                                   APRIL 28,
                                          SIX MONTHS     FOR THE        FOR THE        FOR THE        2000(+)
                                            ENDED       YEAR ENDED     YEAR ENDED     YEAR ENDED      THROUGH
                                           JUNE 30,    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                             2004          2003           2002           2001           2000
                                          ----------   ------------   ------------   ------------   ------------
Ratio of expenses to average net assets:
 Before expense reimbursement...........    1.68%*         1.84%          1.83%          2.30%          1.93%*
 After expense reimbursement............    1.59%*         1.84%          1.83%          2.30%          1.84%*
Ratio of net investment income (loss) to
 average net assets:
 Before expense reimbursement...........    2.30%*         1.94%         (1.07%)        (0.22%)        (0.35%)*
 After expense reimbursement............    2.39%*         1.94%         (1.07%)        (0.22%)        (0.26%)*
Portfolio turnover rate.................       7%            20%            27%            24%            30%

------------------
*   Annualized.
(+) Commencement of operations.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2004 (Unaudited)

                                                                  THE PARADIGM PORTFOLIO
                                          ----------------------------------------------------------------------
                                           FOR THE                                                   APRIL 28,
                                          SIX MONTHS     FOR THE        FOR THE        FOR THE        2000(+)
                                            ENDED       YEAR ENDED     YEAR ENDED     YEAR ENDED      THROUGH
                                           JUNE 30,    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                             2004          2003           2002           2001           2000
                                          ----------   ------------   ------------   ------------   ------------
Ratio of expenses to average net assets:
 Before expense reimbursement...........    1.54%*         1.56%          1.64%          2.27%          2.85%*
 After expense reimbursement............    1.41%*         1.46%          1.64%          2.27%          2.60%*
Ratio of net investment income (loss) to
 average net assets:
 Before expense reimbursement...........    0.00%*         1.28%         (0.27%)        (0.69%)        (0.66%)*
 After expense reimbursement............    0.13%*         1.38%         (0.27%)        (0.69%)        (0.41%)*
Portfolio turnover rate.................      49%            20%            40%            41%            89%

------------------
*   Annualized.
(+) Commencement of operations.

                                                                  THE MEDICAL PORTFOLIO
                                          ----------------------------------------------------------------------
                                           FOR THE                                                   APRIL 28,
                                          SIX MONTHS     FOR THE        FOR THE        FOR THE        2000(+)
                                            ENDED       YEAR ENDED     YEAR ENDED     YEAR ENDED      THROUGH
                                           JUNE 30,    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                             2004          2003           2002           2001           2000
                                          ----------   ------------   ------------   ------------   ------------
Ratio of expenses to average net assets:
 Before expense reimbursement...........     1.56%*        1.53%          1.53%          1.51%          1.47%*
 After expense reimbursement............     1.56%*        1.53%          1.53%          1.51%          1.46%*
Ratio of net investment loss to average
 net assets:
 Before expense reimbursement...........    (0.04%)*      (0.56%)        (0.47%)        (0.39%)        (0.55%)*
 After expense reimbursement............    (0.04%)*      (0.56%)        (0.47%)        (0.39%)        (0.54%)*
Portfolio turnover rate.................        5%           16%             9%             6%             1%

------------------
*   Annualized.
(+) Commencement of operations.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2004 (Unaudited)

                                                          THE SMALL CAP OPPORTUNITIES PORTFOLIO
                                          ----------------------------------------------------------------------
                                           FOR THE                                                   APRIL 28,
                                          SIX MONTHS     FOR THE        FOR THE        FOR THE        2000(+)
                                            ENDED       YEAR ENDED     YEAR ENDED     YEAR ENDED      THROUGH
                                           JUNE 30,    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                             2004          2003           2002           2001           2000
                                          ----------   ------------   ------------   ------------   ------------
Ratio of expenses to average net assets:
 Before expense reimbursement...........    1.60%*         1.67%          1.66%          2.35%         13.27%*
 After expense reimbursement............    1.30%*         1.49%          1.66%          2.35%         10.93%*
Ratio of net investment income (loss) to
 average net assets:
 Before expense reimbursement...........    2.37%*         2.88%         (0.29%)        (0.99%)       (11.12%)*
 After expense reimbursement............    2.67%*         3.06%         (0.29%)        (0.99%)        (8.78%)*
Portfolio turnover rate.................      39%           180%           200%           181%           198%

------------------
*   Annualized.
(+) Commencement of operations.

                                                                 THE KINETICS GOVERNMENT
                                                                  MONEY MARKET PORTFOLIO
                                          ----------------------------------------------------------------------
                                           FOR THE                                                   APRIL 28,
                                          SIX MONTHS     FOR THE        FOR THE        FOR THE        2000(+)
                                            ENDED       YEAR ENDED     YEAR ENDED     YEAR ENDED      THROUGH
                                           JUNE 30,    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                             2004          2003           2002           2001           2000
                                          ----------   ------------   ------------   ------------   ------------
Ratio of expenses to average net assets:
 Before expense reimbursement...........     1.08%*        0.79%          0.75%          0.79%          0.78%*
 After expense reimbursement............     1.08%*        0.79%          0.75%          0.79%          0.78%*
Ratio of net investment income to
 average net assets:
 Before expense reimbursement...........    (0.29%)*       0.15%          0.67%          2.70%          5.36%*
 After expense reimbursement............    (0.29%)*       0.15%          0.67%          2.70%          5.36%*
Portfolio turnover rate.................       N/A           N/A            N/A            N/A            N/A

------------------
*   Annualized.
(+) Commencement of operations.

7.   ADDITIONAL INFORMATION

PricewaterhouseCoopers LLP ("PWC") was replaced as the auditors to Kinetics Portfolios Trust (the "Company") effective April 22, 2004. The Company's Audit Committee participated in and approved the decision to change auditors. PwC's reports on the Company's financial statements for the fiscal years ended December 31, 2003 and December 31, 2002 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Company's fiscal years ended December 31, 2003 and December 31, 2002 and through April 22, 2004, (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused it to make reference

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2004 (Unaudited)

to the subject matter of the disagreements in connection with its reports on the Company's financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

On April 22, 2004, the Company by action of its Board of Trustees upon the recommendation of the Company's Audit Committee engaged Tait, Weller & Baker as the independent registered public accounting firm to audit the Company's financial statements for the fiscal year ending December 31, 2004. During the Company's fiscal years ended December 31, 2003 and December 31, 2002 and through April 22, 2004, neither the Company, its portfolios nor anyone on their behalf has consulted Tait, Weller & Baker on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Company's financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

                                Kinetics Mutual
                                  Funds, Inc.
                             1311 Mamaroneck Avenue
                             White Plains, NY 10605
                             INVESTMENT ADVISER AND
                          SHAREHOLDER SERVICING AGENT
                        Kinetics Asset Management, Inc.
                             1311 Mamaroneck Avenue
                             White Plains, NY 10605
                             INDEPENDENT REGISTERED
                             PUBLIC ACCOUNTING FIRM
                              TAIT, WELLER & BAKER
                         1818 Market Street, Suite 2400
                             Philadelphia, PA 19103
                                  DISTRIBUTOR
                        Kinetics Funds Distributor, Inc.
                             1311 Mamaroneck Avenue
                             White Plains, NY 10605
                                 ADMINISTRATOR
                              FUND ACCOUNTANT AND
                                 TRANSFER AGENT
                        U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                              Milwaukee, WI 53202
                                   CUSTODIAN
                                U.S. Bank, N.A.
                            615 East Michigan Street
                              Milwaukee, WI 53202
                       THIS MATERIAL MUST BE PRECEDED OR
                          ACCOMPANIED BY A PROSPECTUS

              THE FUNDS'S PROXY VOTING POLICIES AND PROCEDURES ARE
  AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING 1-800-930-3828. INFORMATION REGARDING HOW THE FUNDS VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING
THE TWELVE MONTHS ENDED JUNE 30, 2004 WILL BE AVAILABLE AFTER AUGUST 31, 2004 ON
    THE SEC'S WEBSITE (at http://www.sec.gov) AND BY CALLING 1-800-930-3828.

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable at this time.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES.

Not applicable to open-end investment companies.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)  (1) Not applicable.

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


         (Registrant)  Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust

         By (Signature and Title)     /s/ Peter B. Doyle
                                 -----------------------------------------------
                                          Peter B. Doyle, President

         Date   September 8, 2004




         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By (Signature and Title)     /s/ Peter B. Doyle
                                 -----------------------------------------------
                                          Peter B. Doyle, President

         Date September 8, 2004


         By (Signature and Title)     /s/ Leonid Polyakov
                                 -----------------------------------------------
                                          Leonid Polyakov, Treasurer

         Date  September 8, 2004

* Print the name and title of each signing officer under his or her signature.